                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: July 31, 2005

Item 1 - Report to Shareholders
Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended July 31, 2005

Total Return for the 12 Months Ended July 31, 2005

Class A	Class B	Class C	Class D	Dow Jones Wilshire 5000 Composite Index[1]	Lipper Multi- Cap Core Funds Index[2]
16.53%	15.53%	15.57%	16.75%	17.07%	17.95%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Despite volatility, uncertainty and changing market sentiment, the stock market posted strong returns for the 12-month period ending July 31, 2005. As the fiscal year opened, investors were distracted by rising oil prices, the pace of economic growth, inflation, and the intentions of the Federal Reserve (the "Fed"). The prospect of terrorist disruption at the Olympics, the conflict in Iraq and the November U.S. presidential election added to investors' unease. As the months progressed, sentiment improved and stocks gained ground. The Olympics and presidential election passed without major incident, the economy appeared to be on track for moderate growth, and investors seemed to come to terms with the Fed's "measured" rate hikes. Against this backdrop, stocks surged in a fourth-quarter rally.

However, the market sold off sharply early in 2005 as investors sought to lock in 2004's gains. Earlier anxieties resurfaced. As oil prices soared and inflationary pressures loomed, investors feared for the future pace of U.S. economic growth. Maintaining the course it set in 2004, the Federal Open Market Committee continued to increase the federal funds target rate at each of its meetings in 2005. While short-term interest rates increased, long-term rates fell, and this flattening of the yield curve concerned some investors who believed it indicated looming trouble.

In the final months of the reporting period, the market changed direction once again. Although oil prices remained high and the prospect for additional rate increases appeared likely, investor sentiment notably improved. Encouraging economic data, increased consumer confidence, waning inflationary fears, and many solid corporate earnings announcements boosted the stock market.

Within the Dow Jones Wilshire 5000 Composite Index, even the lagging sectors contributed double-digit gains. Well-positioned to ride the wave of rising commodity prices and global growth trends, the energy sector posted the highest total returns. Utilities also set a brisk pace, helped by cleaner balance sheets, a low-rate environment, increased usage and consolidation trends. Technology and telecommunications lagged the pack. The much anticipated upswing in technology spending remained elusive, while telecommunications stocks listed amid concerns of competition and regulatory uncertainty. Overall, stocks with historically lower price-to-earnings ratios (value stocks) outperformed those with historically higher valuations (growth stocks).

Performance Analysis

Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Composite Index and the Lipper Multi-Cap Core Funds Index for the 12 months ended July 31, 2005, assuming no deduction of applicable sales charges. The leading contributors to the Fund's total return were energy, financial and consumer discretionary stocks, in descending order. As we noted, as a group, energy stocks benefited from rising oil prices, increased profitability and from a favorable supply/demand trends in an expanding global economy. While the Fund's financials positions produced more muted returns in absolute terms, they represented a sizable portion of the market-capitalization weighted Dow Jones Wilshire 5000 Composite Index, and therefore, of the Fund's portfolio. As a result of their substantial representation, their contribution was amplified. The Fund's financial stocks were helped by a range of factors, including a low interest-rate environment (which encouraged consumer borrowing activity), better revenue numbers and merger-and-acquisition activity. Within the Fund's consumer discretionary exposure, specialty retailer and homebuilding stocks were particularly robust performers.

While consumer discretionary exposure was positive for the Fund overall, the sector did include a significant pocket of weakness in the auto and auto-related parts industries. As leading auto makers announced a string of disappointing news, the sector fell into a downward spiral. Credit downgrades, fears of bankruptcies, increased competition abroad, pension funding and poor earnings were among the factors contributing to negative sentiment. Also on the downside, due to company specific events, large-cap pharmaceutical and telecomm exposure also slowed the Fund's pace. In aggregate, telecommunications and basic materials sectors (the two smallest weightings in the portfolio), contributed the least to overall gains, although basic materials posted above-average returns overall.

The investment performance of the Dow Jones Wilshire 5000 Composite Index does not include any expenses, sales charges or fees. Indexes are unmanaged and such costs would lower performance. As a result, the Fund's performance will not exactly track the performance of the Index. It is not possible to invest directly in an index.
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	2.7%
General Electric Co.	2.6
Microsoft Corp.	1.7
Citigroup, Inc.	1.6
Pfizer, Inc.	1.4
Johnson & Johnson	1.3
Bank of America Corp.	1.2
Intel Corp.	1.2
Procter & Gamble Co. (The)	1.0
International Business Machines Corp.	1.0

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	5.1%
Integrated Oil	4.5
Industrial Conglomerates	3.9
Major Banks	3.7
Financial Conglomerates	3.4

Data as of July 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in stocks included in the Dow Jones Wilshire 5000 Composite Index. The Dow Jones Wilshire 5000 Composite Index consists of substantially all of the stocks which are actively traded in the United States (currently, more than 5,000). The Index consists of large capitalization, mid capitalization and small capitalization stocks. Because the Index is weighted by float-adjusted market capitalizations, currently large capitalization stocks in the Index represent approximately three quarters of its value. The Index may include some foreign companies.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 800-869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended July 31, 2005

	Class A Shares* (since 09/28/99)		Class B Shares** (since 09/28/99)		Class C Shares† (since 09/28/99)		Class D Shares†† (since 09/28/99)
Symbol	TMIAX		TMIBX		TMICX		TMIDX
1 Year	16.53%	[3]	15.53%	[3]	15.57%	[3]	16.75%	[3]
	10.41	[4]	10.53	[4]	14.57	[4]	—
5 Years	(0.69)	[3]	(1.46)	[3]	(1.43)	[3]	(0.46)	[3]
	(1.75)	[4]	(1.85)	[4]	(1.43)	[4]	—
Since Inception	1.67	[3]	0.89	[3]	0.90	[3]	1.91	[3]
	0.73	[4]	0.72	[4]	0.90	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Dow Jones Wilshire 5000 (float adj) Composite Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Index is weighted by float-adjusted market capitalization. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on July 31, 2005.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/05 – 07/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	02/01/05	07/31/05	02/01/05 – 07/31/05
Class A
Actual (6.65% return)	$1,000.00	$1,066.50	$3.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.57	$3.26
Class B
Actual (6.21% return)	$1,000.00	$1,062.10	$7.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class C
Actual (6.31% return)	$1,000.00	$1,063.10	$6.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$6.80
Class D
Actual (6.80% return)	$1,000.00	$1,068.00	$2.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Fund's annualized expense ratio of 0.65%, 1.40%, 1.36% and 0.40% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.78%, 1.53%, 1.48% and 0.53%, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board considered that the gap in performance relative to the performance peer group had narrowed from the five- to the three- to the one-year period. The Board concluded that the Portfolio's performance was improving and can reasonably be expected to be competitive with that of its performance peer group.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints and, therefore, recommended that the Adviser consider incorporating breakpoints in the management fee. The Board considered that the management fee and total expense ratio were already low in comparison with the Fund's expense peer group and concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Advertising/Marketing Services (0.3%)
588	Arbitron Inc.	$24,402
813	ADVO, Inc.	28,577
1,225	Catalina Marketing Corp.	29,314
1,043	Dex Media, Inc.	26,231
4,443	Gemstar-TV Guide International, Inc.*	13,684
842	Getty Images, Inc.*	67,992
1,066	Harris Interactive Inc.*	4,296
910	Harte-Hanks Inc.	24,752
1,015	infoUSA, Inc.	11,947
7,122	Interpublic Group of Companies, Inc. (The)*	89,025
1,484	Lamar Advertising Co. (Class A)*	65,311
636	Nautilus Group, Inc.	17,719
659	Netratings, Inc.*	9,997
3,099	Omnicom Group, Inc.	263,012
564	R.H. Donnelley Corp.*	36,942
912	Valassis Communications, Inc.*	36,070
1,448	ValueClick, Inc.*	18,592
		767,863
	Aerospace & Defense (1.3%)
620	AAR Corp.*	11,141
1,287	Aeroflex Inc.*	12,458
662	Alliant Techsystems, Inc.*	48,326
540	Armor Holdings, Inc.*	22,075
614	Aviall, Inc.*	20,784
12,374	Boeing Co.	816,808
481	Cubic Corp.	9,365
478	Curtiss-Wright Corp.	29,349
473	DRS Technologies, Inc.	24,596
385	EDO Corp.	11,877
789	Engineered Support Systems, Inc.	29,177
250	ESCO Technologies Inc.*	27,405
409	Esterline Corp.*	17,481
1,218	FLIR Systems, Inc.*	40,060
854	GenCorp Inc.*	17,225
2,835	General Dynamics Corp.	326,564
2,092	Goodrich Corp.	92,550
1,892	L-3 Communications Holdings, Inc.	148,011
5,944	Lockheed Martin Corp.	$370,906
413	Mercury Computer Systems, Inc.*	11,440
573	Moog Inc. (Class A)*	18,090
5,643	Northrop Grumman Corp.	312,904
924	Orbital Sciences Corp.*	10,644
1,029	Precision Castparts Corp.	92,589
7,528	Raytheon Co.	296,076
2,729	Rockwell Collins, Inc.	133,175
204	Sequa Corp. (Class A)*	14,982
628	Teledyne Technologies Inc.*	23,833
1,404	Titan Corp. (The)*	32,418
309	Triumph Group, Inc.*	12,468
		3,034,777
	Agricultural Commodities/ Milling (0.2%)
9,966	Archer-Daniels-Midland Co.	228,620
1,845	Bunge Ltd.	113,264
1,260	Corn Products International, Inc.	30,328
664	Delta & Pine Land Co.	17,762
		389,974
	Air Freight/Couriers (0.6%)
1,456	C.H. Robinson Worldwide, Inc.	91,102
910	CNF Inc.	46,947
610	EGL, Inc.*	12,279
1,774	Expeditors International of Washington, Inc.	97,659
4,751	FedEx Corp.	399,512
624	Forward Air Corp.	21,746
980	Pacer International, Inc.*	24,833
9,515	United Parcel Service, Inc. (Class B)	694,310
		1,388,388
	Airlines (0.1%)
1,497	AirTran Holdings, Inc.*	17,126
520	Alaska Air Group, Inc.*	18,190
673	America West Holdings Corp. (Class B)*	5,720
2,467	AMR Corp.*	34,661
1,498	Continental Airlines, Inc. (Class B)*	23,683
2,634	Delta Air Lines, Inc.*	7,797
1,367	ExpressJet Holdings, Inc.*	14,148

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
885	FLYi Inc.*	$575
678	Frontier Airlines, Inc.*	8,326
1,692	JetBlue Airways Corp.*	35,532
615	Mesa Air Group, Inc.*	5,191
2,003	Northwest Airlines Corp. (Class A)*	9,314
1,185	SkyWest, Inc.	24,589
11,768	Southwest Airlines Co.	166,988
		371,840
	Alternative Power Generation (0.0%)
8,037	Calpine Corp.*	26,683
1,190	Plug Power Inc.*	8,509
		35,192
	Aluminum (0.2%)
14,503	Alcoa, Inc.	406,809
	Apparel/Footwear (0.5%)
348	Brown Shoe Co., Inc.	13,729
2,316	Cintas Corp.	102,668
6,452	Coach, Inc.*	226,530
269	Columbia Sportswear Co.*	13,676
766	Finish Line, Inc. (Class A)	13,857
843	Guess ? Inc.*	19,726
2,032	Jones Apparel Group, Inc.	62,118
640	Kellwood Co.	15,558
383	Kenneth Cole Productions, Inc. (Class A)	11,402
337	K-Swiss, Inc. (Class A)	11,380
1,898	Liz Claiborne, Inc.	78,976
2,919	Nike, Inc. (Class B)	244,612
314	Oxford Industries, Inc.	14,761
592	Phillips-Van Heusen Corp.	20,069
1,010	Polo Ralph Lauren Corp.	49,732
2,056	Quiksilver, Inc.*	34,520
889	Reebok International Ltd.	37,605
761	Russell Corp.	14,398
770	Stride Rite Corp.	10,780
776	Timberland Co. (Class A)*	25,903
1,539	V.F. Corp.	90,863
1,360	Wolverine World Wide, Inc.	29,920
		1,142,783
	Apparel/Footwear Retail (0.7%)
1,535	Abercrombie & Fitch Co. (Class A)	$110,597
981	Aeropostale*	29,283
1,852	American Eagle Outfitters, Inc.	61,023
1,216	AnnTaylor Stores Corp.*	31,336
295	bebe stores, inc.	8,396
142	Buckle (The), Inc.	6,137
412	Burlington Coat Factory Warehouse Corp.	16,904
594	Cato Corp. (The) (Class A)	12,569
2,208	Charming Shoppes, Inc.*	25,900
3,013	Chico's FAS, Inc.*	120,851
320	Children's Place Retail Stores, Inc. (The)*	14,624
715	Christopher & Banks Corp.	13,513
569	Dress Barn, Inc.*	13,872
2,606	Foot Locker, Inc.	65,150
10,639	Gap, Inc. (The)	224,589
575	Gymboree Corp. (The)*	9,706
946	Hot Topic, Inc.*	16,120
5,766	Limited Brands, Inc.	140,575
816	Men's Wearhouse, Inc. (The)*	29,343
4,028	Nordstrom, Inc.	149,076
1,368	Pacific Sunwear of California, Inc.*	33,366
1,379	Payless ShoeSource, Inc.*	26,780
2,459	Ross Stores, Inc.	65,164
369	Stage Stores, Inc.*	16,299
810	Stein Mart, Inc.	18,379
421	Talbot's, Inc. (The)	14,386
8,002	TJX Companies, Inc. (The)	188,127
774	Too, Inc.*	19,961
1,038	Urban Outfitters, Inc.*	63,017
		1,545,043
	Auto Parts: O.E.M. (0.3%)
1,027	American Axle & Manufacturing Holdings, Inc.	28,294
1,327	ArvinMeritor, Inc.	25,306
983	BorgWarner, Inc.	57,181
2,500	Dana Corp.	39,275
8,268	Delphi Corp.	43,820
2,556	Eaton Corp.	167,009

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
2,596	Gentex Corp.	$46,261
3,225	Johnson Controls, Inc.	185,244
1,209	Lear Corp.	51,709
531	Modine Manufacturing Co.	19,153
125	Proliance International Inc.*	787
226	Sauer-Danfoss, Inc.	4,448
770	Superior Industries International, Inc.	17,972
3,098	Visteon Corp.	27,572
		714,031
	Automotive Aftermarket (0.1%)
213	Bandag, Inc.	9,826
440	Barnes Group, Inc.	14,978
1,058	CLARCOR Inc.	33,010
1,431	Cooper Tire & Rubber Co.	28,792
2,919	Goodyear Tire & Rubber Co. (The)*	50,820
		137,426
	Beverages: Alcoholic (0.3%)
12,934	Anheuser-Busch Companies, Inc.	573,623
967	Brown-Forman Corp. (Class B)	56,521
3,265	Constellation Brands Inc. (Class A)*	89,461
855	Molson Coors Brewing Co. (Class B)	53,609
		773,214
	Beverages: Non-Alcoholic (0.8%)
37,033	Coca-Cola Co. (The)	1,620,564
4,174	Coca-Cola Enterprises Inc.	98,089
2,580	Pepsi Bottling Group, Inc. (The)	75,233
1,212	PepsiAmericas, Inc.	31,245
		1,825,131
	Biotechnology (2.0%)
1,999	Abgenix, Inc.*	20,730
618	Adolor Corp.*	6,001
1,064	Affymetrix, Inc.*	49,678
426	Alexion Pharmaceuticals, Inc.*	11,093
1,735	Alkermes, Inc.*	26,892
21,143	Amgen Inc.*	$1,686,154
1,489	Amylin Pharmaceuticals, Inc.*	27,785
771	Antigenics Inc.*	4,318
1,936	Applera Corp. - Celera Genomics Group*	23,890
887	ARIAD Pharmaceuticals, Inc.*	6,759
5,709	Biogen Idec Inc.*	224,307
1,390	BioMarin Pharmaceutical, Inc.*	11,815
1,679	Bruker BioSciences Corp.*	6,985
2,768	Celgene Corp.*	132,449
767	Cell Genesys, Inc.*	4,610
998	Cephalon, Inc.*	41,816
1,063	Charles River Laboratories International, Inc.*	51,768
1,814	Chiron Corp*.	65,721
563	Ciphergen Biosystem, Inc.*	1,160
778	Cubist Pharmaceuticals, Inc.*	13,296
689	CV Therapeutics, Inc.*	19,409
859	Dendreon Corp.*	5,051
823	Discovery Laboratories, Inc.*	7,325
834	Diversa Corp.*	4,404
857	Enzo Biochem, Inc.*	14,380
1,101	Enzon Pharmaceuticals, Inc.*	8,676
1,389	Exelixis, Inc.*	12,307
7,718	Genentech, Inc.*	689,449
670	Gen-Probe Inc.*	29,540
1,542	Genta Inc.*	1,850
4,114	Genzyme Corp.*	306,123
647	Geron Corp.*	7,078
7,265	Gilead Sciences, Inc.*	325,545
2,167	Human Genome Sciences, Inc.*	31,747
1,309	ICOS Corp.*	33,000
1,195	ImClone Systems, Inc.*	41,467
974	Immunomedics, Inc.*	1,743
1,404	Incyte Corp.*	11,190
713	InterMune Inc.*	10,788
928	Invitrogen Corp.*	79,595
1,222	Lexicon Genetics Inc.*	6,831
1,321	Ligand Pharmaceuticals Inc. (Class B)*	10,304
532	Martek Biosciences Corp.*	23,190
677	Maxygen Inc.*	6,059
1,513	Medarex, Inc.*	14,752

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
1,047	Medicines Company (The)*	$22,856
4,196	MedImmune, Inc.*	119,208
1,174	MGI Pharma, Inc.*	32,050
5,106	Millennium Pharmaceuticals, Inc.*	52,745
873	Millipore Corp*.	53,489
527	Myriad Genetics, Inc.*	9,275
899	Nabi Biopharmaceuticals*	13,476
666	Neurocrine Biosciences, Inc.*	33,020
862	NPS Pharmaceuticals, Inc.*	9,370
569	Onyx Pharmaceuticals, Inc.*	13,343
805	OSI Pharmaceuticals Inc.*	33,247
1,816	Protein Design Labs, Inc.*	41,387
1,018	Regeneron Pharmaceuticals, Inc.*	9,814
864	SciClone Pharmaceuticals, Inc.*	6,221
690	SuperGen, Inc.*	4,920
948	Tanox, Inc.*	13,263
686	Techne Corp.*	33,662
700	Telik, Inc.*	11,900
456	Trimeris, Inc.*	6,183
1,739	Vertex Pharmaceuticals Inc.*	27,737
1,051	Vicuron Pharmaceuticals, Inc.*	29,586
1,595	XOMA Ltd.*	2,648
1,051	ZymoGenetics, Inc.*	18,634
		4,717,064
	Broadcasting (0.4%)
430	Citadel Broadcasting Corp.*	5,280
8,437	Clear Channel Communications, Inc.	275,384
966	Cox Radio, Inc. (Class A)*	15,215
1,046	Cumulus Media, Inc. (Class A)*	13,201
1,281	Emmis Communications Corp. (Class A)*	26,299
864	Entercom Communications Corp.*	27,406
1,723	Entravision Communications Corp. (Class A)*	14,732
168	Fisher Communications, Inc.*	7,607
855	Gray Television, Inc.	10,987
502	Hearst-Argyle Television, Inc.	12,585
544	Liberty (Corp.) (The)	21,026
567	Lin TV Corp. (Class A)*	$8,063
2,142	Radio One, Inc. (Class A)*	28,253
350	Salem Communications Corp.*	7,032
1,191	Sinclair Broadcast Group, Inc. (Class A)	10,719
19,935	Sirius Satellite Radio Inc.*	135,957
721	Spanish Broadcasting System, Inc. (Class A)*	6,201
4,303	Univision Communications, Inc. (Class A)*	121,689
1,349	Westwood One, Inc.	27,479
3,526	XM Satellite Radio Holdings Inc. (Class A)*	125,631
		900,746
	Building Products (0.2%)
3,041	American Standard Companies, Inc.	134,655
577	Griffon Corp.*	14,915
968	Lennox International Inc.	23,639
7,378	Masco Corp.	250,188
661	Simpson Manufacturing Co., Inc.	25,330
508	Watsco, Inc.	24,059
747	York International Corp.	31,919
		504,705
	Cable/Satellite TV (0.9%)
3,707	Cablevision Systems New York Group (Class A)*	114,806
5,974	Charter Communications, Inc. (Class A)*	8,065
37,485	Comcast Corp. (Class A)*	1,151,914
15,230	DIRECTV Group, Inc. (The)*	234,542
3,664	EchoStar Communications Corp. (Class A)	105,230
1,229	Insight Communications Co., Inc.*	14,220
3,644	Liberty Global Inc. (Class A)*	172,871
43,083	Liberty Media Corp. (Class A)*	378,700
2,167	Mediacom Communications Corp.*	15,147
		2,195,495

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
	Casino/Gaming (0.4%)
1,124	Alliance Gaming Corp.*	$17,208
434	Ameristar Casinos, Inc.	12,729
661	Argosy Gaming Co.*	30,928
789	Aztar Corp.*	26,258
827	Boyd Gaming Corp.	43,368
258	Churchill Downs Inc.	11,956
1,965	GTECH Holdings Corp.	58,871
3,072	Harrah's Entertainment, Inc.	241,889
5,822	International Game Technology	159,290
571	Isle of Capri Casinos, Inc.*	15,988
2,112	Las Vegas Sands Corp.*	84,945
2,088	MGM Mirage*	94,900
512	Multimedia Games, Inc.*	5,366
1,123	Penn National Gaming, Inc.*	40,147
730	Shuffle Master, Inc.*	19,586
870	Station Casinos, Inc.	63,902
1,033	Wynn Resorts, Ltd.*	58,158
		985,489
	Catalog/Specialty Distribution (0.0%)
902	Insight Enterprises, Inc.*	18,401
701	Valuevision Media Inc. (Class A)*	8,300
		26,701
	Chemicals: Agricultural (0.1%)
4,505	Monsanto Co.	303,502
390	Scotts Miracle-Gro Company (The) (Class A)*	30,576
2,101	The Mosaic Company*	36,557
		370,635
	Chemicals: Major Diversified (0.8%)
1,088	Cabot Corp.	37,634
15,874	Dow Chemical Co. (The)	761,158
16,533	Du Pont (E.I.) de Nemours & Co.	705,628
1,373	Eastman Chemical Co.	76,050
2,070	Engelhard Corp.	59,388
2,434	Hercules Inc.*	34,076
2,419	Rohm & Haas Co.	111,419
		1,785,353
	Chemicals: Specialty (0.4%)
3,593	Air Products & Chemicals, Inc.	$214,718
1,071	Airgas, Inc.	31,594
590	Albemarle Corp.	22,479
439	Arch Chemicals, Inc.	11,304
669	Cambrex Corp.	13,159
3,787	Chemtura Corp.	59,607
651	Cytec Industries, Inc.	29,542
605	FMC Corp.*	36,590
689	Georgia Gulf Corp.	21,862
114	Kronos Worldwide, Inc.	3,638
999	Lubrizol Corp. (The)	43,956
3,130	Lyondell Chemical Co.	87,452
133	NL Industries, Inc.	2,328
554	OM Group, Inc.*	12,980
1,784	Polyone Corp.*	12,738
5,486	Praxair, Inc.	270,954
576	Schulman (A.), Inc.	10,875
1,125	Sensient Technologies Corp.	21,386
1,068	Sigma-Aldrich Corp.	68,523
214	Valhi, Inc.	3,799
		979,484
	Coal (0.1%)
1,020	Arch Coal, Inc.	58,058
1,516	CONSOL Energy, Inc.	102,118
1,337	Massey Energy Co.	57,825
2,102	Peabody Energy Corp.	138,185
		356,186
	Commercial Printing/Forms (0.1%)
567	Banta Corp.	27,068
659	Bowne & Co., Inc.	9,035
885	Deluxe Corp.	35,400
3,697	Donnelley (R.R.) & Sons Co.	133,277
583	Harland (John H.) Co.	22,521
552	Standard Register Co.	8,418
		235,719
	Computer Communications (1.1%)
7,227	3Com Corp.*	26,306
3,081	Adaptec, Inc.*	11,862
7,334	Avaya Inc.*	75,760
909	Avocent Corp.*	31,688
4,992	Brocade Communications Systems, Inc.*	22,364

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
109,613	Cisco Systems, Inc.*	$2,099,089
1,213	Echelon Corp.*	10,201
1,605	Emulex Corp.*	30,479
4,875	Enterasys Networks, Inc.*	5,363
2,962	Extreme Networks, Inc.*	14,158
526	F5 Networks, Inc.*	22,187
901	FalconStor Software, Inc.*	5,100
4,152	Finisar Corp.*	4,526
2,528	Foundry Networks, Inc.*	29,932
539	Ixia*	10,640
9,072	Juniper Networks, Inc.*	217,637
2,550	McDATA Corp. (Class A)*	12,342
2,040	MRV Communications, Inc.*	4,345
552	NETGEAR, Inc.*	11,432
1,436	QLogic Corp.*	44,588
		2,689,999
	Computer Peripherals (0.5%)
1,736	Advanced Digital Information Corp.*	13,853
595	Avid Technology, Inc.*	24,484
809	Dot Hill Systems Corp.*	4,822
1,020	Electronics for Imaging, Inc.*	21,491
40,286	EMC Corp.*	551,515
750	Imation Corp.	32,513
2,156	Lexmark International, Inc. (Class A)*	135,181
4,757	Maxtor Corp.*	28,066
6,178	Network Appliance, Inc.*	157,601
1,564	Pinnacle Systems, Inc.*	7,116
3,304	Quantum Corp. - DLT & Storage Systems*	9,185
257	SafeNet, Inc.*	8,787
1,927	ScanSoft, Inc.*	7,920
6,106	Seagate Technology, Inc. (Escrow) (a)	0
3,271	Seagate Technology (ADR) (Cayman Islands)	63,359
417	Sonic Solutions*	8,006
1,859	Storage Technology Corp.*	68,281
3,415	Western Digital Corp.*	51,191
1,264	Zebra Technologies Corp. (Class A)*	49,296
		1,242,667
	Computer Processing Hardware (1.5%)
13,603	Apple Computer, Inc.*	$580,168
1,353	Cray, Inc.*	1,651
36,442	Dell, Inc.*	1,474,808
4,168	Gateway, Inc.*	16,589
48,406	Hewlett-Packard Co.	1,191,756
3,145	NCR Corp.*	109,163
619	Palm, Inc.*	17,666
55,367	Sun Microsystems, Inc.*	212,609
		3,604,410
	Construction Materials (0.2%)
553	AMCOL International Corp.	10,977
336	Eagle Materials Inc.	34,507
381	ElkCorp.	12,687
844	Florida Rock Industries, Inc.	46,327
528	Lafarge North America, Inc.	36,844
849	Martin Marietta Materials, Inc.	61,714
412	Texas Industries, Inc.	30,336
392	Trex Co., Inc.*	11,525
557	USG Corp.*	27,237
1,532	Vulcan Materials Co.	107,608
		379,762
	Consumer Sundries (0.0%)
1,133	American Greetings Corp. (Class A)	28,823
597	Blyth Industries, Inc.	16,644
351	Central Garden & Pet Co.*	17,610
507	Oakley, Inc.	9,471
896	Yankee Candle Co., Inc. (The)	27,149
		99,697
	Containers/Packaging (0.3%)
610	Aptargroup, Inc.	30,408
1,700	Ball Corp.	64,515
1,780	Bemis Company, Inc.	48,060
543	Caraustar Industries, Inc.*	6,500
2,778	Crown Holdings, Inc.*	43,865
335	Greif Bros. Corp. (Class A)	21,105
644	Myers Industries, Inc.	8,501
2,107	Owens-Illinois, Inc.*	54,045
1,101	Packaging Corp. of America	23,396
2,595	Pactiv Corp.*	57,142
681	Rock-Tenn Co. (Class A)	9,173
1,479	Sealed Air Corp.*	78,476
356	Silgan Holdings, Inc.	20,445

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
4,225	Smurfit-Stone Container Corp.*	$51,249
1,726	Sonoco Products Co.	47,983
1,964	Temple-Inland Inc.	78,148
		643,011
	Contract Drilling (0.5%)
1,079	Diamond Offshore Drilling, Inc.	61,568
2,560	ENSCO International Inc.	103,373
3,520	GlobalSantaFe Corp. (Cayman Islands)	158,365
3,712	Grey Wolf, Inc.*	28,471
834	Helmerich & Payne, Inc.	47,638
2,621	Nabors Industries, Ltd. (Bermuda)*	171,544
2,200	Noble Corp. (Cayman Islands)	147,796
2,806	Patterson-UTI Energy, Inc.	92,121
2,395	Pride International, Inc.*	62,318
1,823	Rowan Companies, Inc.	62,274
569	Todco (Class A)*	17,474
5,413	Transocean Inc. (Cayman Islands)*	305,456
		1,258,398
	Data Processing Services (0.9%)
1,432	Acxiom Corp.	28,869
2,046	Affiliated Computer Services, Inc. (Class A)*	102,239
797	Alliance Data Systems Corp.*	33,928
9,707	Automatic Data Processing, Inc.	431,088
1,999	BISYS Group, Inc. (The)*	31,444
2,473	Ceridian Corp.*	51,760
1,117	Certergy Inc.	38,670
1,170	CheckFree Corp.*	39,616
3,165	Computer Sciences Corp.*	144,894
2,357	Convergys Corp.*	34,294
1,134	CSG Systems International, Inc.*	21,149
1,209	DST Systems, Inc.*	61,369
914	eFunds Corp.*	16,690
13,088	First Data Corp.	538,440
3,295	Fiserv, Inc.*	146,199
696	Global Payments Inc.	46,103
1,020	Hewitt Associates, Inc.*	28,305
319	iPayment Holdings, Inc.*	$12,348
5,686	Paychex, Inc.	198,498
4,866	SunGard Data Systems Inc.*	174,641
672	Total System Services, Inc.	16,504
792	Tyler Technologies, Inc.*	6,288
		2,203,336
	Department Stores (0.5%)
1,138	Dillard's, Inc. (Class A)	26,015
2,914	Federated Department Stores, Inc.	221,085
5,117	Kohl's Corp.*	288,343
4,917	May Department Stores Co.	201,843
753	Neiman Marcus Group, Inc. (The) (Class A)	74,171
4,012	Penney (J.C.) Co., Inc.	225,234
2,094	Saks, Inc.*	44,435
		1,081,126
	Discount Stores (1.6%)
1,394	99 Cents Only Stores*	17,104
2,369	Big Lots, Inc.*	30,726
1,227	BJ's Wholesale Club, Inc.*	39,129
7,677	Costco Wholesale Corp.	352,912
5,018	Dollar General Corp.	101,966
1,815	Dollar Tree Stores, Inc.*	45,357
2,618	Family Dollar Stores, Inc.	67,544
628	Fred's, Inc.	12,120
1,616	Sears Holdings Corp.*	249,236
568	ShopKo Stores, Inc.*	14,456
13,356	Target Corp.	784,665
43,538	Wal-Mart Stores, Inc.	2,148,600
		3,863,815
	Drugstore Chains (0.5%)
13,485	CVS Corp.	418,440
591	Longs Drug Stores Corp.	25,643
7,414	Rite Aid Corp.*	33,289
17,019	Walgreen Co.	814,529
		1,291,901
	Electric Utilities (2.9%)
10,800	AES Corp. (The)*	173,340
2,418	Allegheny Energy, Inc.*	68,913
561	Allete Inc.	27,107
2,014	Alliant Energy, Inc.	58,607
3,159	Ameren Corp.	175,703

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
6,679	American Electric Power Co., Inc.	$258,477
3,762	Aquila, Inc.*	13,995
1,235	Avista Corp.	23,514
761	Black Hills Corp.	30,349
4,522	CenterPoint Energy, Inc.	62,132
308	CH Energy Group, Inc.	15,138
3,112	Cinergy Corp.	137,395
1,129	Cleco Corp.	25,380
3,007	CMS Energy Corp.*	47,631
4,093	Consolidated Edison, Inc.	197,119
2,960	Constellation Energy Group, Inc.	178,222
5,670	Dominion Resources, Inc.	418,786
1,998	DPL, Inc.	55,145
2,931	DTE Energy Co.	137,757
14,755	Duke Energy Corp.	435,863
1,742	Duquesne Light Holdings Co.	33,795
5,049	Edison International	206,403
822	El Paso Electric Co.*	17,788
445	Empire District Electric Co. (The)	10,760
2,452	Energy East Corp.	68,337
3,577	Entergy Corp.	278,791
11,029	Exelon Corp.	590,272
5,565	FirstEnergy Corp.	277,026
6,004	FPL Group, Inc.	258,892
1,239	Great Plains Energy Inc.	40,218
1,338	Hawaiian Electric Industries, Inc.	36,032
720	IDACORP, Inc.	22,644
350	MGE Energy Inc.	12,961
2,135	Northeast Utilities	46,073
1,868	Nstar	56,656
1,544	OGE Energy Corp.	46,907
819	Otter Tail Power Co.	23,669
3,180	Pepco Holdings, Inc.	75,907
6,244	PG&E Corp.	234,962
1,609	Pinnacle West Capital Corp.	73,692
980	PNM Resources Inc.	28,802
3,187	PPL Corp.	196,255
4,164	Progress Energy, Inc.	185,756
4,021	Public Service Enterprise Group, Inc.	258,550
1,663	Puget Energy, Inc.	38,881
4,966	Reliant Energy, Inc.*	$65,849
1,702	SCANA Corp.	71,535
2,379	Sierra Pacific Resources*	30,879
12,366	Southern Co. (The)	432,686
3,324	TECO Energy, Inc.	63,023
3,826	TXU Corp.	331,485
228	UIL Holdings Corp.	12,421
655	UniSource Energy Corp.	21,124
1,424	Westar Energy, Inc.	34,646
1,947	Wisconsin Energy Corp.	78,172
634	WPS Resources Corp.	36,620
6,764	Xcel Energy, Inc.	131,289
		6,970,331
	Electrical Products (0.4%)
932	Acuity Brands, Inc.	27,196
3,167	American Power Conversion Corp.	89,024
527	Baldor Electric Co.	13,196
933	Belden CDT Inc.	20,713
499	C&D Technologies, Inc.	5,025
1,609	Cooper Industries Ltd. (Class A) (Bermuda)	103,909
7,075	Emerson Electric Co.	465,535
1,246	Energizer Holdings, Inc.*	79,619
273	Franklin Electric Co., Inc.	11,878
526	Genlyte Group Inc. (The)*	27,026
366	Greatbatch, Inc.*	8,861
998	Hubbell, Inc. (Class B)	45,309
426	Littelfuse, Inc.*	12,307
2,189	Molex Inc.	61,817
1,998	Power-One, Inc.*	9,830
634	Spectrum Brands, Inc.*	19,654
1,039	Thomas & Betts Corp.*	35,087
		1,035,986
	Electronic Components (0.3%)
1,543	Amphenol Corp. (Class A)	68,725
928	AVX Corp.	12,676
724	Benchmark Electronics, Inc.*	23,168
1,220	Cree, Inc.*	36,173
675	CTS Corp.	8,330
646	Hutchinson Technology Inc.*	21,505
2,939	Jabil Circuit, Inc.*	91,667
1,686	Kemet Corp.*	14,129
1,357	Kopin Corp.*	7,464

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
2,034	MEMC Electronic Materials, Inc.*	$34,558
696	Methode Electronics, Inc.	8,797
1,020	OmniVision Technologies, Inc.*	14,413
386	Park Electrochemical Corp.	10,167
830	Plexus Corp.*	11,977
2,854	SanDisk Corp.*	96,522
8,675	Sanmina-SCI Corp.*	41,467
16,198	Solectron Corp.*	62,200
1,264	Superconductor Technologies Inc.*	1,213
1,228	Technitrol, Inc.	15,890
783	TTM Technologies, Inc.*	5,551
816	Vicor Corp.	10,722
3,475	Vishay Intertechnology, Inc.*	48,720
		646,034
	Electronic Distributors (0.1%)
707	Anixter International, Inc.*	29,383
1,968	Arrow Electronics, Inc.*	59,079
2,006	Avnet, Inc.*	52,517
1,145	CDW Corp.	70,990
2,088	Ingram Micro Inc. (Class A)*	38,920
2,328	Safeguard Scientifics, Inc.*	3,143
239	ScanSource, Inc.*	11,407
1,022	Tech Data Corp.*	39,633
		305,072
	Electronic Equipment/ Instruments (0.5%)
8,176	Agilent Technologies, Inc.*	214,538
640	Checkpoint Systems, Inc.*	11,059
588	Coherent, Inc.*	20,016
1,263	Diebold, Inc.	62,746
375	Dionex Corp.*	17,310
267	DTS, Inc.*	5,041
1,680	Identix Inc.*	9,055
400	Itron, Inc.*	19,380
23,066	JDS Uniphase Corp.*	34,830
676	Kronos, Inc.*	31,772
1,479	Lexar Media, Inc.*	7,291
934	National Instruments Corp.	25,638
1,105	Newport Corp.*	15,139
762	Paxar Corp.*	14,829
2,773	Rockwell Automation, Inc.	142,837
2,565	Scientific-Atlanta, Inc.	$98,753
525	SeaChange International, Inc.*	3,980
4,039	Symbol Technologies, Inc.	47,014
1,626	Tektronix, Inc.	40,748
2,713	Thermo Electron Corp.*	81,010
1,165	Unova, Inc.*	32,096
15,874	Xerox Corp.*	209,696
		1,144,778
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	6,048
3,564	Amkor Technology, Inc.*	16,608
27,763	Applied Materials, Inc.	512,505
766	Asyst Technologies, Inc.*	3,945
560	ATMI, Inc.*	17,825
1,931	Axcelis Technologies, Inc.*	13,343
724	Brooks Automation Inc.*	12,018
4,550	Cadence Design Systems, Inc.*	73,209
685	Cognex Corp.	22,858
414	Cohu, Inc.	10,189
1,232	Credence Systems Corp.*	13,416
699	Cymer, Inc.*	24,255
544	Electro Scientific Industries, Inc.*	11,968
1,795	Entegris Inc.*	21,127
427	FEI Co.*	9,689
669	FormFactor Inc.*	17,488
510	Helix Technology Corp.	9,213
3,316	KLA-Tencor Corp.	171,437
977	Kulicke & Soffa Industries, Inc.*	9,457
2,361	Lam Research Corp.*	67,170
967	LTX Corp.*	6,392
878	Mattson Technology, Inc.*	7,463
1,557	Mentor Graphics Corp.*	14,496
1,003	MKS Instruments, Inc.*	19,167
778	Mykrolis Corp.*	12,681
2,339	Novellus Systems, Inc.*	67,480
316	Photon Dynamics, Inc.*	5,983
525	Photronics, Inc.*	14,091
1,954	STATS ChipPac Ltd. (ADR) (Singapore)*	13,385
2,416	Synopsys, Inc.*	44,720

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
3,231	Teradyne, Inc.*	$50,177
736	Tessera Technologies, Inc.*	25,848
446	Ultratech Stepper, Inc.*	9,727
672	Varian Semiconductor Equipment Associates, Inc.*	27,901
670	Veeco Instruments, Inc.*	13,547
		1,376,826
	Electronics/Appliance Stores (0.2%)
4,511	Best Buy Co., Inc.	345,543
683	Blockbuster, Inc. (Class A)	5,922
3,184	Circuit City Stores - Circuit City Group	58,108
285	Electronics Boutique Holdings Corp.*	18,428
658	Movie Gallery, Inc.	16,503
2,628	RadioShack Corp.	61,679
		506,183
	Electronics/Appliances (0.1%)
4,836	Eastman Kodak Co.	129,315
1,161	Harman International Industries, Inc.	99,788
551	Helen of Troy Ltd.*	12,915
1,560	Maytag Corp.	26,317
1,197	Whirlpool Corp.	95,736
		364,071
	Engineering & Construction (0.1%)
931	Dycom Industries, Inc.*	22,716
352	EMCOR Group, Inc.*	18,128
1,470	Fluor Corp.	93,786
827	Granite Construction Inc.	28,300
516	Insituform Technologies, Inc. (Class A)*	9,933
991	Jacobs Engineering Group, Inc.*	58,350
939	MasTec, Inc.*	9,202
2,277	Quanta Services, Inc.*	23,954
737	Shaw Group Inc. (The)*	14,091
636	URS Corp.*	23,818
		302,278
	Environmental Services (0.2%)
3,542	Allied Waste Industries, Inc.*	$30,390
1,575	Newpark Resources, Inc.*	13,325
2,044	Republic Services, Inc.	74,095
1,043	Tetra Tech, Inc.*	15,676
845	Waste Connections, Inc.*	30,420
9,456	Waste Management, Inc.	265,903
		429,809
	Finance/Rental/Leasing (1.6%)
530	Advanta Corp. (Class A)	14,713
401	Amerco*	23,194
2,458	AmeriCredit Corp.*	65,678
124	Bay View Capital Corp.	1,963
4,179	Capital One Financial Corp.	344,769
504	Cash American International, Inc.	10,493
806	CharterMac L.P.	18,619
3,557	CIT Group, Inc.	157,006
299	CompuCredit Corp.*	11,323
9,374	Countrywide Financial Corp.	337,464
228	Credit Acceptance Corp.*	3,078
483	Dollar Thrifty Automotive Group, Inc.*	15,118
1,678	Doral Financial Corp. (Puerto Rico)	25,892
16,112	Fannie Mae	900,016
362	Financial Federal Corp.	13,937
11,496	Freddie Mac	727,467
1,205	Fremont General Corp.	29,450
857	GATX Corp.	32,395
980	IndyMac Bancorp, Inc.	42,738
18,804	MBNA Corp.	473,109
506	NCO Group, Inc.*	10,312
1,307	Ocwen Financial Corp.*	9,999
4,960	Providian Financial Corp.*	93,744
1,129	Ryder System, Inc.	44,020
7,118	SLM Corp.	366,506
71	Student Loan Corp. (The)	15,389
1,493	United Rentals, Inc.*	27,770
117	WFS Financial Inc.*	7,019
		3,823,181
	Financial Conglomerates (3.4%)
18,413	American Express Co.	1,012,715
86,391	Citigroup, Inc.	3,758,010

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
2,509	Conseco Inc.*	$54,721
524	Euronet Services, Inc.*	15,413
59,302	JPMorgan Chase & Co.	2,083,872
1,318	Leucadia National Corp.	52,127
4,957	Principal Financial Group, Inc.	217,860
8,684	Prudential Financial, Inc.	580,960
5,673	State Street Corp.	282,175
25	Wesco Financial Corp.	8,775
		8,066,628
	Financial Publishing/ Services (0.3%)
634	Advent Software, Inc.*	15,235
1,149	Dun & Bradstreet Corp.*	72,766
2,274	Equifax, Inc.	82,774
553	FactSet Research Systems Inc.	20,284
632	Interactive Data Corp.*	13,537
6,320	McGraw-Hill Companies, Inc. (The)	290,783
4,306	Moody's Corp.	203,717
615	National Financial Partners Corp.	27,829
1,223	SEI Investments Co.	47,281
195	Value Line, Inc.	7,279
		781,485
	Food Distributors (0.2%)
888	Performance Food Group Co.*	26,667
10,602	SYSCO Corp.	382,308
760	United Natural Foods, Inc.*	25,627
		434,602
	Food Retail (0.4%)
551	7-Eleven, Inc.*	18,651
5,374	Albertson's, Inc.	114,520
1,350	Casey's General Stores, Inc.	29,376
11,974	Kroger Co.*	237,684
624	Ruddick Corp.	17,197
7,429	Safeway Inc.	180,525
2,279	Supervalu, Inc.	80,677
137	Weis Markets, Inc.	5,590
1,089	Whole Foods Market, Inc.	148,659
584	Wild Oats Markets, Inc.*	7,843
		840,722
	Food: Major Diversified (1.3%)
4,309	Campbell Soup Co	$132,933
8,796	ConAgra Foods Inc.	199,757
3,309	Del Monte Foods Co.*	37,193
5,986	General Mills, Inc.	283,736
5,906	Heinz (H.J.) Co.	217,223
4,034	Kellogg Co.	182,780
4,351	Kraft Foods Inc. (Class A)	132,923
28,041	PepsiCo, Inc.	1,529,076
13,140	Sara Lee Corp.	261,880
525	TreeHouse Foods, Inc.*	16,055
		2,993,556
	Food: Meat/Fish/Dairy (0.1%)
2,514	Dean Foods Co.*	89,750
263	Dreyer's Grand Ice Cream Holdings, Inc.	21,484
1,313	Hormel Foods Corp.	38,878
537	Pilgrim's Pride Corp. (Class B)	20,325
379	Sanderson Farms, Inc.	16,331
1,450	Smithfield Foods, Inc.*	37,874
3,934	Tyson Foods, Inc. (Class A)	73,330
		297,972
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	7,157
779	Chiquita Brands International, Inc.	23,510
490	Farmer Brothers Co.	11,491
1,048	Flowers Foods Inc.	26,399
448	Fresh Del Monte Produce, Inc.	11,787
878	Hain Celestial Group, Inc.*	17,411
2,901	Hershey Foods Corp.	185,287
569	Lancaster Colony Corp.	25,167
567	Lance, Inc.	10,251
2,159	McCormick & Co., Inc. (Non-Voting)	75,090
1,420	NBTY, Inc.*	34,364
543	Ralcorp Holdings, Inc.	23,349
1,026	Smucker (J.M.) Co.	48,807
424	TBC Corporation	12,029
430	Tootsie Roll Industries, Inc.	13,455

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
795	Topps Co., Inc. (The)	$8,157
2,394	Wrigley (Wm.) Jr. Co	170,309
		704,020
	Forest Products (0.1%)
1,706	Louisiana-Pacific Corp.	45,755
346	Universal Forest Products, Inc.	17,283
4,118	Weyerhaeuser Co.	284,060
		347,098
	Gas Distributors (0.5%)
1,245	AGL Resources, Inc.	47,870
1,187	Atmos Energy Corp.	34,613
4,638	Dynegy, Inc. (Class A)*	25,787
1,172	Energen Corp.	41,137
1,058	Equitable Resources, Inc.	75,171
2,702	KeySpan Corp.	109,944
372	Laclede Group, Inc. (The)	12,161
1,809	MDU Resources Group, Inc.	55,536
1,377	National Fuel Gas Co.	41,861
531	New Jersey Resources Corp.	25,095
732	Nicor Inc.	29,880
4,566	NiSource, Inc.	110,908
502	Northwest Natural Gas Co.	19,372
1,696	ONEOK, Inc.	59,275
679	Peoples Energy Corp.	29,299
1,198	Piedmont Natural Gas Co., Inc.	29,615
1,480	Questar Corp.	103,866
3,439	Sempra Energy	146,158
490	South Jersey Industries, Inc.	14,391
1,440	Southern Union Co.*	36,634
642	Southwest Gas Corp.	17,193
1,660	UGI Corp.	48,704
1,338	Vectren Corp.	38,775
810	WGL Holdings Inc.	27,905
		1,181,150
	Home Building (0.6%)
687	Beazer Homes USA Inc.	44,957
350	Brookfield Homes Corp.	17,430
132	Cavco Industries, Inc.*	4,025
2,060	Centex Corp.	152,399
1,119	Champion Enterprises, Inc.*	13,495
4,610	D.R. Horton, Inc.	189,379
625	Hovnanian Enterprises, Inc.*	44,175
1,324	KB Home	$108,449
2,268	Lennar Corp. (Class A)	152,568
291	Levitt Corp. (Class A)	9,321
547	M.D.C. Holdings, Inc.	46,725
316	M/I Schottenstein Homes, Inc.	18,840
432	Meritage Homes Corp.*	40,154
103	NVR, Inc.*	96,614
446	Palm Harbor Homes, Inc.*	8,639
1,847	Pulte Homes, Inc.	172,916
835	Ryland Group, Inc. (The)	67,468
548	Standard Pacific Corp.	52,274
261	Technical Olympic USA, Inc.	7,365
1,668	Toll Brothers, Inc.*	92,441
825	WCI Communities, Inc.*	28,017
77	William Lyon Homes, Inc.*	9,656
		1,377,307
	Home Furnishings (0.2%)
631	Ethan Allen Interiors, Inc.	20,823
1,081	Furniture Brands International, Inc.	20,712
639	Jarden Corp.*	24,512
1,386	La-Z-Boy, Inc.	18,531
3,220	Leggett & Platt, Inc.	81,434
265	Libbey, Inc.	4,651
949	Mohawk Industries, Inc.*	83,341
4,644	Newell Rubbermaid, Inc.	115,496
646	Select Comfort Corp.*	13,766
		383,266
	Home Improvement Chains (1.1%)
1,187	Fastenal Co.	77,915
36,555	Home Depot, Inc. (The)	1,590,508
11,680	Lowe's Companies, Inc.	773,450
1,994	Sherwin-Williams Co.	94,934
		2,536,807
	Hospital/Nursing Management (0.4%)
666	Amsurg Corp.*	18,655
2,091	Beverly Enterprises, Inc.*	26,535
1,451	Community Health Systems Inc.*	56,023
6,923	HCA, Inc.	340,958
3,893	Health Management Associates, Inc. (Class A)	92,653

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
876	LifePoint Hospitals, Inc.*	$40,962
1,541	Manor Care, Inc.	58,496
981	OCA Inc.*	1,628
366	Sunrise Senior Living, Inc.*	19,398
7,902	Tenet Healthcare Corp.*	95,930
1,353	Triad Hospitals, Inc.*	67,204
813	United Surgical Partners International Inc.*	29,276
960	Universal Health Services, Inc. (Class B)	49,958
		897,676
	Hotels/Resorts/Cruiselines (0.5%)
7,213	Carnival Corp. (Panama)	377,961
325	Choice Hotels International, Inc.	21,554
712	Gaylord Entertainment Co.*	34,133
6,099	Hilton Hotels Corp.	150,950
3,344	La Quinta Corp.*	30,096
576	Marcus Corp. (The)	12,372
3,097	Marriott International, Inc. (Class A)	212,052
1,633	Royal Caribbean Cruises Ltd. (Liberia)	74,220
3,668	Starwood Hotels & Resorts Worldwide, Inc.	232,258
542	Vail Resorts, Inc.*	15,398
		1,160,994
	Household/Personal Care (2.0%)
1,364	Alberto-Culver Co.	61,544
7,836	Avon Products, Inc.	256,315
1,089	Church & Dwight Co., Inc.	40,892
2,601	Clorox Co. (The)	145,266
8,726	Colgate-Palmolive Co.	461,954
2,234	Estee Lauder Companies, Inc. (The) (Class A)	87,439
15,047	Gillette Co. (The)	807,572
1,448	International Flavors & Fragrances, Inc.	54,908
8,013	Kimberly-Clark Corp.	510,909
911	Nu Skin Enterprises, Inc. (Class A)	21,518
1,191	Playtex Products, Inc.*	12,696
41,992	Procter & Gamble Co. (The)	2,336,015
		4,797,028
	Industrial Conglomerates (3.9%)
11,884	3M Co.	$891,300
4,335	Danaher Corp.	240,376
175,989	General Electric Co.**	6,071,621
12,953	Honeywell International, Inc.	508,794
2,959	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	231,305
1,626	ITT Industries, Inc.	173,006
1,341	SPX Corp.	65,548
1,929	Textron, Inc.	143,074
15,718	United Technologies Corp.	796,903
389	Walter Industries, Inc.	17,314
		9,139,241
	Industrial Machinery (0.3%)
458	Actuant Corp. (Class A)*	21,311
920	Flowserve Corp.*	31,151
769	FuelCell Energy, Inc.*	7,613
1,221	Graco Inc.	46,679
890	IDEX Corp.	38,875
4,232	Illinois Tool Works Inc.	362,471
657	Kennametal Inc.	31,227
624	Lincoln Electric Holdings, Inc.	22,845
467	Nordson Corp.	15,584
1,990	Parker Hannifin Corp.	130,783
489	Regal-Beloit Corp.	15,404
695	Roper Industries, Inc.	53,341
377	Tecumseh Products Co. (Class A)	11,310
532	Watts Water Technologies, Inc. (Class A)	19,418
217	Woodward Governor Co.	19,467
		827,479
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	6,938
664	Cabot Microelectronics Corp.*	19,966
1,217	Donaldson Co., Inc.	39,650
3,123	Ecolab Inc.	104,870
1,228	Ferro Corp.	27,630
625	Fuller (H.B.) Co.	21,581
1,306	GrafTech International Ltd.*	6,778
543	Headwaters Inc.*	23,213
1,013	KFx Inc.*	17,494
740	MacDermid, Inc.	24,494

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
478	Mine Safety Appliances Co.	$23,374
412	Minerals Technologies, Inc.	25,643
2,922	PPG Industries, Inc.	190,018
315	Rogers Corp.*	12,858
1,931	RPM International, Inc.	36,206
651	Spartech Corp.	12,193
611	Symyx Technologies, Inc.*	18,361
839	Valspar Corp. (The)	41,161
325	WD-40 Co.	9,337
		661,765
	Information Technology Services (1.3%)
599	Anteon International Corp.*	28,123
3,768	BearingPoint, Inc.*	30,935
513	Black Box Corp.	22,469
513	CACI International Inc. (Class A)*	33,750
1,236	CIBER, Inc.*	9,665
2,816	Citrix Systems, Inc.*	67,105
2,276	Cognizant Technology Solutions Corp. (Class A)*	111,706
8,473	Electronic Data Systems Corp.	174,290
857	Epicor Software Corp.*	12,709
1,728	Henry (Jack) & Associates, Inc.	33,281
588	Intergraph Corp.*	22,362
27,711	International Business Machines Corp.	2,312,760
557	JDA Software Group, Inc.*	7,915
932	Keane, Inc.*	11,687
12,788	Level 3 Communications, Inc.*	26,343
320	ManTech International Corp. (Class A)*	10,083
678	MICROS Systems, Inc.*	29,120
1,521	Perot Systems Corp. (Class A)*	21,416
639	QAD, Inc.	4,971
1,138	Reynolds & Reynolds Co. (The) (Class A)	31,841
1,240	RSA Security, Inc.*	16,058
2,357	Sapient Corp.*	18,337
275	SRA International, Inc. (Class A)*	10,230
120	Syntel, Inc.	$2,304
5,847	Unisys Corp.*	37,830
282	Verint Systems Inc.*	10,992
1,558	Wind River Systems, Inc.*	26,626
		3,124,908
	Insurance Brokers/Services (0.2%)
4,396	AON Corp.	111,834
1,010	Brown & Brown, Inc.	43,753
512	CCC Information Services Group, Inc.*	12,652
1,476	ChoicePoint, Inc.*	64,354
948	Crawford & Co. (Class B)	6,826
1,619	Gallagher (Arthur J.) & Co.	45,154
764	Hilb, Rogal & Hobbs Co.	25,892
8,692	Marsh & McLennan Companies, Inc.	251,807
		562,272
	Integrated Oil (4.5%)
1,454	Amerada Hess Corp.	171,368
33,419	Chevron Corp.	1,938,636
1,356	Cimarex Energy Co.*	56,871
33,022	ConocoPhillips	2,066,847
107,391	Exxon Mobil Corp.	6,309,221
2,950	Murphy Oil Corp.	156,468
		10,699,411
	Internet Retail (0.2%)
5,020	Amazon.com, Inc.*	226,753
1,364	Drugstore.com, Inc.*	4,760
9,154	IAC/InterActiveCorp.*	244,405
806	Netflix Inc.*	14,959
		490,877
	Internet Software/Services (0.9%)
1,002	Agile Software Corp.*	6,503
1,968	Akamai Technologies, Inc.*	30,051
1,012	Ariba, Inc.*	6,254
6,424	BEA Systems, Inc.*	58,201
1,827	Borland Software Corp.*	12,259
9,125	CMGI Inc.*	17,338
2,296	CNET Networks, Inc.*	29,389
638	Digital Insight Corp.*	15,631
600	Digital River, Inc.*	23,985
1,146	Digitas Inc.*	12,927
3,167	Earthlink, Inc.*	30,182

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
2,889	Google, Inc. (Class A)*	$831,339
792	GSI Commerce, Inc.*	14,818
4,035	Internap Network Services Corp.*	1,977
1,125	Internet Security Systems, Inc.*	25,616
447	J2 Global Communications, Inc.*	17,929
897	Lionbridge Technologies, Inc.*	5,813
237	MicroStrategy Inc. (Class A)*	18,285
1,137	NIC Inc.*	5,924
1,181	Openwave Systems, Inc.*	21,908
620	Packeteer, Inc.*	7,508
698	Progress Software Corp.*	21,701
2,958	RealNetworks, Inc.*	14,701
1,369	S1 Corp.*	6,653
627	Secure Computing Corp.*	7,750
7,678	Siebel Systems, Inc.	64,495
1,321	SonicWALL, Inc.*	7,054
670	Supportsoft, Inc.*	3,685
1,194	United Online, Inc.	13,743
4,292	VeriSign, Inc.*	112,923
685	Vignette Corporation*	10,802
816	WebEx Communications, Inc.*	23,313
1,016	webMethods, Inc.*	6,167
429	Websense, Inc.*	21,381
21,667	Yahoo!, Inc.*	722,378
		2,230,583
	Investment Banks/Brokers (1.8%)
4,606	Ameritrade Holding Corp.*	89,955
1,816	Bear Stearns Companies, Inc. (The)	185,432
480	Chicago Mercantile Exchange Holdings, Inc.	144,504
6,232	E*TRADE Financial Corp.*	96,658
1,396	Edwards (A.G.), Inc.	61,843
590	eSPEED, Inc (Class A)*	5,015
6,953	Goldman Sachs Group Inc. (The)	747,308
1,058	Investment Technology Group, Inc.*	27,106
867	Jefferies Group, Inc.	35,833
2,213	Knight Capital Group, Inc.*	17,483
1,355	LaBranche & Co., Inc.*	10,284
237	Ladenburg Thalmann Finl Svcs Inc*	$147
1,817	Legg Mason, Inc.	185,607
4,667	Lehman Brothers Holdings Inc.	490,642
14,211	Merrill Lynch & Co., Inc.	835,323
17,911	Morgan Stanley (see Note 4)	950,179
1,075	Raymond James Financial, Inc.	32,089
18,521	Schwab (Charles) Corp. (The)	253,738
802	Tradestation Group Inc.*	7,691
		4,176,837
	Investment Managers (0.4%)
522	Affiliated Managers Group, Inc.*	37,219
462	Alliance Capital Management Holding L.P.	21,035
244	BlackRock, Inc. (Class A)	20,740
2,162	Eaton Vance Corp. (Non-Voting)	53,120
1,595	Federated Investors, Inc. (Class B)	50,944
2,366	Franklin Resources, Inc.	191,220
1,168	Investors Financial Services Corp.	40,203
3,777	Janus Capital Group, Inc.	56,731
7,150	Mellon Financial Corp.	217,789
679	Nuveen Investments (Class A)	25,802
2,158	Price (T.) Rowe Group, Inc.	143,183
1,454	Waddell & Reed Financial, Inc. (Class A)	28,251
		886,237
	Investment Trusts/Mutual Funds (0.0%)
418	BP Prudhoe Bay Royalty Trust	31,057
28	Cross Timbers Royalty Trust	1,186
326	Hugoton Royalty Trust	10,073
19	Tel Offshore Trust	199
		42,515
	Life/Health Insurance (0.7%)
8,370	AFLAC, Inc.	377,487
281	American National Insurance Co.	32,363

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
676	AmerUs Group Co.	$34,868
728	Citizens, Inc.*	4,936
523	Delphi Financial Group, Inc. (Class A)	25,371
222	FBL Financial Group, Inc. (Class A)	6,638
3,805	Genworth Financial Inc. (Class A)	119,325
175	Great American Financial Resources, Inc.	3,439
2,304	Jefferson-Pilot Corp.	115,592
233	Kansas City Life Insurance Co.	11,783
2,969	Lincoln National Corp.	143,403
6,915	MetLife, Inc.	339,803
65	National Western Life Insurance Co. (Class A)*	13,325
2,405	Phoenix Companies Ltd.	30,303
573	Presidential Life Corp.	10,552
1,156	Protective Life Corp.	50,355
632	Reinsurance Group of America, Inc.	26,651
500	StanCorp Financial Group, Inc.	43,170
1,795	Torchmark Corp.	93,825
872	UICI	26,901
514	Universal American Financial Corp.*	12,655
5,020	UnumProvident Corp.	96,133
		1,618,878
	Major Banks (3.7%)
67,238	Bank of America Corp.	2,931,577
12,933	Bank of New York Co., Inc. (The)	398,078
9,131	BB&T Corp.	381,858
2,892	Comerica, Inc.	176,701
3,699	Huntington Bancshares, Inc.	92,253
6,870	KeyCorp	235,229
9,327	National City Corp.	344,260
4,876	PNC Financial Services Group	267,302
4,128	Popular, Inc.	106,502
7,692	Regions Financial Corp.	258,759
6,089	SunTrust Banks, Inc.	442,792
1,413	TD Banknorth, Inc.	42,079
946	UnionBanCal Corp.	67,488
26,435	Wachovia Corp.	$1,331,795
28,164	Wells Fargo & Co.	1,727,580
		8,804,253
	Major Telecommunications (2.1%)
5,104	ALLTEL Corp.	339,416
13,323	AT&T Corp.	263,795
30,492	BellSouth Corp.	841,579
5,323	Cincinnati Bell Inc.*	24,166
4,533	MCI Inc.	115,682
1,276	Primus Telecommunications Group, Inc.*	804
55,190	SBC Communications, Inc.	1,349,396
20,982	Sprint Corp.	564,416
46,093	Verizon Communications Inc.	1,577,763
		5,077,017
	Managed Health Care (1.4%)
4,967	Aetna, Inc.	384,446
798	AMERIGROUP Corp.*	27,651
7,607	Caremark Rx, Inc.*	339,120
766	Centene Corp.*	22,444
2,235	CIGNA Corp.	238,586
1,788	Coventry Health Care, Inc.*	126,465
1,864	Health Net Inc.*	72,323
2,677	Humana, Inc.*	106,678
1,462	PacifiCare Health Systems, Inc.*	111,404
400	Sierra Health Services, Inc.*	26,976
21,077	UnitedHealth Group Inc.	1,102,327
440	WellChoice, Inc.*	29,040
10,248	WellPoint Inc.*	724,944
		3,312,404
	Marine Shipping (0.1%)
809	Alexander & Baldwin, Inc.	43,265
627	General Maritime Corp.	24,447
429	Kirby Corp.*	20,656
1,540	OMI Corp. (Class A)	27,766
491	Overseas Shipholding Group, Inc.	30,467
958	Tidewater, Inc.	38,674
		185,275

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
	Media Conglomerates (1.5%)
4,308	Discovery Holding Company (Class A)*	$61,479
34,082	Disney (Walt) Co. (The)	873,862
41,007	News Corp Inc. (Class A)	671,695
73,397	Time Warner, Inc.*	1,249,217
23,884	Viacom Inc. (Class B) (Non-Voting)	799,875
		3,656,128
	Medical Distributors (0.4%)
1,785	AmerisourceBergen Corp.	128,145
7,316	Cardinal Health, Inc.	435,887
1,235	Henry Schein, Inc.*	53,315
4,711	McKesson Corp.	211,995
649	Owens & Minor, Inc.	19,236
1,939	Patterson Companies, Inc.*	86,479
484	PolyMedica Industries, Inc.	16,998
943	Priority Healthcare Corp. (Class B)*	25,923
1,307	PSS World Medical, Inc.*	19,108
		997,086
	Medical Specialties (2.3%)
616	Advanced Medical Optics, Inc.*	25,607
420	Advanced Neuromodulation System*	21,017
1,228	Align Technology, Inc.*	8,006
1,286	American Medical System Holdings, Inc.*	29,899
339	Analogic Corp.	17,414
3,360	Applera Corp. - Applied Biosystems Group	69,955
394	Arrow International, Inc.	12,395
403	ArthroCare Corp.*	14,738
1,827	Bard (C.R.), Inc.	122,025
937	Bausch & Lomb, Inc.	79,317
10,316	Baxter International, Inc.	405,109
1,080	Beckman Coulter, Inc.	58,687
4,011	Becton, Dickinson & Co.	222,089
3,943	Biomet, Inc.	150,346
31	Bio-Rad Laboratories, Inc. (Class A)*	1,861
375	Biosite Diagnostics Inc.*	20,657
556	BioVeris Corp.*	2,919
9,953	Boston Scientific Corp.*	$288,139
639	CONMED Corp.*	19,240
584	Cooper Companies, Inc. (The)	40,121
435	Cyberonics Inc.*	16,800
1,957	Cytyc Corp.*	48,847
782	Dade Behring Holdings Inc.	59,276
288	Datascope Corp.	9,706
1,287	DENTSPLY International, Inc.	71,750
576	Diagnostic Products Corp.	32,521
362	Digene Corp.*	10,531
1,052	Edwards Lifesciences Corp.*	48,255
1,913	Fisher Scientific International, Inc.*	128,267
5,443	Guidant Corp.	374,478
470	Haemonetics Corp.*	19,848
1,051	Hillenbrand Industries, Inc.	54,032
2,633	Hospira, Inc.*	100,712
593	IDEXX Laboratories, Inc.*	37,632
852	Immucor, Inc.*	23,404
448	INAMED Corp.*	32,444
604	Integra LifeSciences Holding, Inc.*	18,362
484	Intermagnetics General Corp.*	14,215
521	Intuitive Surgical, Inc.*	36,157
669	Invacare Corp.	28,198
699	Kinetic Concepts, Inc.*	41,919
721	KV Pharmaceutical Co. (Class A)*	11,471
754	Kyphon Inc.*	30,643
20,133	Medtronic, Inc.	1,085,974
1,095	Mentor Corp.	54,476
499	Merit Medical Systems, Inc.*	8,598
752	OraSure Technologies, Inc.*	8,107
2,072	Pall Corp.	64,170
355	Penwest Pharmaceuticals Co.*	3,980
2,661	Peregrine Pharmaceuticals, Inc.*	3,193
2,006	PerkinElmer, Inc.	42,086
596	ResMed, Inc.*	39,932
1,140	Respironics, Inc.*	43,206
6,033	St. Jude Medical, Inc.*	286,025
1,216	STERIS Corp.	33,039
4,711	Stryker Corp.	254,818

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
378	SurModics, Inc.*	$14,689
853	Sybron Dental Specialties, Inc.*	31,348
1,215	Thoratec Corp.*	20,072
2,308	Varian Medical Systems, Inc.*	90,612
648	Ventana Medical Systems, Inc.*	27,838
586	Viasys Healthcare, Inc.*	14,556
252	Vital Signs, Inc.	11,385
1,988	Waters Corp.*	90,017
566	West Pharmaceutical Services, Inc.	15,571
673	Wright Medical Group, Inc.*	17,404
4,165	Zimmer Holdings, Inc.*	343,029
		5,463,134
	Medical/Nursing Services (0.1%)
612	American Healthways, Inc.*	27,277
880	Apria Healthcare Group, Inc.*	29,682
1,750	DaVita, Inc.*	82,670
1,265	Hooper Holmes, Inc.	5,300
698	Kindred Healthcare, Inc.*	25,645
1,761	Lincare Holdings, Inc.*	71,039
432	Pediatrix Medical Group, Inc.*	33,877
1,210	Renal Care Group, Inc.*	56,810
1,364	VCA Antech, Inc.*	32,381
		364,681
	Metal Fabrications (0.1%)
1,092	Commercial Metals Co.	31,384
725	Harsco Corp.	43,681
504	Kaydon Corp.	15,553
669	Mueller Industries, Inc.	19,588
1,439	Timken Co. (The)	38,090
		148,296
	Miscellaneous Commercial Services (0.3%)
771	ABM Industries Inc.	15,112
1,526	Adesa Inc.	36,929
1,832	ARAMARK Corp. (Class B)	51,003
496	Bright Horizons Family Solutions, Inc.*	22,707
858	Century Business Services, Inc.*	3,904
1,195	Copart, Inc.*	$29,230
722	Corporate Executive Board Co. (The)	58,251
596	Corrections Corporation of America*	22,404
312	Costar Group, Inc.*	14,820
673	DiamondCluster International, Inc. (Class A)*	6,394
958	FTI Consulting, Inc.*	23,088
366	G & K Services, Inc. (Class A)	14,567
419	Global Imaging Systems, Inc.*	14,523
2,837	IKON Office Solutions, Inc.	27,235
1,834	Iron Mountain Inc.*	62,888
786	Laureate Education Inc.*	35,606
479	MAXIMUS, Inc.	18,288
849	Navigant Consulting, Inc.*	16,980
489	ProQuest Co.*	16,944
2,285	Sabre Holdings Corp. (Class A)	43,872
316	SOURCECORP, Inc.*	6,949
278	StarTek, Inc.	4,593
1,449	TeleTech Holdings, Inc.*	11,809
1,023	The Brink's Co.	36,992
235	Vertrue Incorporated*	9,318
428	Viad Corp.	13,161
1,044	Wireless Facilities, Inc.*	6,723
		624,290
	Miscellaneous Manufacturing (0.2%)
1,202	Ametek, Inc.	49,522
704	Brady (W.H.) Co. (Class A)	24,077
549	Carlisle Companies, Inc.	36,157
1,151	Crane Co.	35,854
398	CUNO, Inc.*	28,640
3,431	Dover Corp.	141,563
1,463	Jacuzzi Brands, Inc.*	15,874
1,767	Pentair, Inc.	70,980
382	Smith (A.O.) Corp.	10,314
640	Teleflex Inc.	42,451
743	Tredegar Corp.	11,970
464	Valmont Industries, Inc.	12,157
705	Varian, Inc.*	26,416
		505,975

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
	Motor Vehicles (0.4%)
29,298	Ford Motor Co.	$314,661
7,118	General Motors Corp.	262,085
4,928	Harley-Davidson, Inc.	262,120
		838,866
	Movies/Entertainment (0.1%)
985	Cedar Fair, L.P.	32,298
241	Crown Media Holdings, Inc. (Class A)*	2,198
619	International Speedway Corp. (Class A)	35,989
944	Pixar, Inc.*	40,601
654	Regal Entertainment Group (Class A)	12,629
2,012	Six Flags, Inc.*	10,563
244	Speedway Motorsports, Inc.	9,636
1,332	TiVo Inc.*	8,325
		152,239
	Multi-Line Insurance (1.3%)
38,085	American International Group, Inc.	2,292,717
652	CNA Financial Corp.*	19,567
5,002	Hartford Financial Services Group, Inc. (The)	403,011
1,762	HCC Insurance Holdings, Inc.	48,843
1,032	Horace Mann Educators Corp.	20,619
2,089	Loews Corp.	174,703
995	Nationwide Financial Services, Inc. (Class A)	39,382
2,140	Safeco Corp.	117,572
797	Unitrin, Inc.	42,440
367	Zenith National Insurance Corp.	25,558
		3,184,412
	Office Equipment/Supplies (0.2%)
1,720	Avery Dennison Corp.	97,472
844	HNI Corp.	49,079
1,097	Kimball International, Inc. (Class B)	14,787
1,255	Miller (HERMAN), Inc.	40,072
3,900	Pitney Bowes, Inc.	$173,862
855	Steelcase, Inc. (Class A)	12,517
		387,789
	Oil & Gas Pipelines (0.3%)
580	Buckeye Partners, L.P.	27,579
10,271	El Paso Corp.	123,252
212	Enbridge Energy Management, LLC	11,755
3,480	Enterprise Products Partners L.P.	93,020
669	Kinder Morgan Management, LLC	31,735
1,720	Kinder Morgan, Inc.	152,839
802	Magellan Midstream Parners, L.P.	28,311
862	Plains All American Pipeline, L.P.	40,566
323	TC Pipelines, L.P.	11,030
1,110	TEPPCO Partners, L.P.	46,520
262	Valero L.P.	15,741
1,065	Western Gas Resources, Inc.	42,643
9,263	Williams Companies, Inc. (The)	196,746
		821,737
	Oil & Gas Production (1.8%)
3,792	Anadarko Petroleum Corp.	335,023
5,536	Apache Corp.	378,662
408	Berry Petroleum Co. (Class A)	23,260
6,528	Burlington Resources, Inc.	418,510
894	Cabot Oil & Gas Corp.	36,225
5,247	Chesapeake Energy Corp.	136,999
625	Comstock Resources Inc.*	17,306
982	Denbury Resources Inc.*	45,958
7,408	Devon Energy Corp.	415,515
747	Encore Acquisition Co.*	23,560
626	Energy Partners, Ltd.*	16,564
4,022	EOG Resources, Inc.	245,744
899	Forest Oil Corp.*	40,239
509	Houston Exploration Co. (The)*	29,415
805	Kcs Energy Inc*	15,810
1,763	Kerr-McGee Corp.	141,410
2,170	Newfield Exploration Co.*	92,203
1,459	Noble Energy, Inc.	120,382

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
1,516	NRG Energy Inc.*	$58,139
6,629	Occidental Petroleum Corp.	545,434
350	Penn Virginia Corp.	18,883
2,287	Pioneer Natural Resources Co.	99,096
1,357	Plains Exploration & Production Co.*	52,312
1,047	Pogo Producing Co.	57,616
810	Quicksilver Resources Inc.*	34,312
1,093	Range Resources Corp.	33,380
523	Remington Oil & Gas Corp.*	20,611
1,304	Southwestern Energy Co.*	71,863
646	Spinnaker Exploration Co.*	25,349
959	St. Mary Land & Exploration Co.	30,304
559	Stone Energy Corp.*	29,744
535	Swift Energy Co.*	21,817
2,640	Ultra Petroleum Corp. (Canada)*	100,109
695	Unit Corp.*	33,013
4,467	Unocal Corp.	289,685
980	Vintage Petroleum, Inc.	34,427
5,778	XTO Energy Inc.	202,750
		4,291,629
	Oil Refining/Marketing (0.5%)
1,200	Ashland Inc,	73,740
1,020	Frontier Oil Corp.	28,580
606	Holly Corp.	28,373
6,132	Marathon Oil Corp.	357,864
1,030	Premcor Inc.	78,939
1,161	Sunoco, Inc.	145,973
1,165	Tesoro Petroleum Corp.	56,176
4,330	Valero Energy Corp.	358,437
		1,128,082
	Oilfield Services/Equipment (1.2%)
5,631	Baker Hughes Inc.	318,377
2,714	BJ Services Co.	165,527
644	Cal Dive International, Inc.*	38,138
211	CARBO Ceramics, Inc.	18,334
968	Cooper Cameron Corp.*	68,709
1,115	FMC Technologies, Inc.*	40,419
2,148	Global Industries Ltd.*	21,072
2,043	Grant Prideco, Inc.*	65,580
8,411	Halliburton Co.*	471,437
1,370	Hanover Compressor Co.*	$19,920
484	Hydril Co.*	31,053
624	Lone Star Technologies, Inc.*	31,843
819	Maverick Tube Corp.*	27,166
1,283	McDermott International, Inc.*	30,394
2,843	National-Oilwell, Inc.*	148,831
545	Oceaneering International, Inc.*	23,381
440	Offshore Logistics, Inc.*	15,840
562	Oil States International Inc.*	16,624
9,815	Schlumberger Ltd. (Netherlands Antilles)	821,908
366	SEACOR Holdings, Inc.*	24,244
1,846	Smith International, Inc.	125,417
1,730	Superior Energy Services, Inc.*	36,918
422	TETRA Technologies, Inc.*	16,825
460	Universal Compression Holdings, Inc.*	18,653
652	Veritas DGC Inc.*	20,082
2,252	Weatherford International Ltd. (Bermuda)*	142,507
589	W-H Energy Services Inc.*	18,495
		2,777,694
	Other Consumer Services (0.8%)
778	Alderwoods Group, Inc.*	12,448
2,551	Apollo Group, Inc. (Class A)*	191,708
724	Autobytel Inc.*	3,830
2,600	Block (H.&R.), Inc.	148,096
1,704	Career Education Corp.*	66,098
17,526	Cendant Corp.	374,355
705	Central Parking Corp.	10,222
1,836	Corinthian Colleges, Inc.*	25,208
1,357	DeVry, Inc.*	26,991
16,526	eBay, Inc.*	690,456
1,051	Education Management Corp.*	36,522
452	First Marblehead Corp. (The)*	15,707
631	HealthExtras, Inc.*	12,551
2,340	HomeStore, Inc.*	6,178
839	ITT Educational Services, Inc.*	42,999
1,560	MoneyGram International, Inc.	32,822
339	Pre-Paid Legal Services, Inc.	16,018
785	Priceline.com Inc.*	19,499

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
107	Renaissance Learning, Inc.	$2,505
621	Rollins, Inc.	12,973
5,160	Service Corp. International	44,737
4,863	ServiceMaster Co. (The)	66,818
1,202	Sotheby's Holdings, Inc. (Class A)*	18,042
2,045	Stewart Enterprises, Inc. (Class A)	15,358
199	Strayer Education, Inc.	19,588
737	Weight Watchers International, Inc.*	41,876
		1,953,605
	Other Consumer Specialties (0.1%)
2,412	Fortune Brands, Inc.	228,055
690	Fossil, Inc.*	16,415
690	Matthews International Corp. (Class A)	26,910
335	RC2 Corp.*	13,671
449	Russ Berrie & Co., Inc.	7,184
		292,235
	Other Metals/Minerals (0.1%)
2,143	Hecla Mining Co.*	8,893
1,293	Olin Corp.	23,727
1,656	Phelps Dodge Corp.	176,281
454	Southern Peru Copper Corp. (Peru)	23,245
1,974	USEC Inc.	30,972
		263,118
	Other Transportation (0.0%)
1,728	Laidlaw International Inc.*	44,410
	Packaged Software (3.0%)
8,140	Adobe Systems, Inc.	241,270
480	Altiris, Inc.*	7,253
588	ANSYS, Inc.*	21,380
1,064	Aspect Communications Corp.*	12,161
3,901	Autodesk, Inc.	133,375
3,714	BMC Software, Inc.*	70,900
7,782	Computer Associates International, Inc.	213,616
5,747	Compuware Corp.*	48,447
1,439	E.piphany, Inc.*	5,454
1,186	Fair Isaac Corp.	$44,629
681	Filenet Corp.*	19,252
703	Hyperion Solutions Corp.*	33,083
2,274	Informatica Corp.*	24,036
2,964	Intuit Inc.*	142,272
1,297	Macromedia, Inc.*	52,075
1,144	Macrovision Corp.*	24,974
745	Magma Design Automation, Inc.*	7,152
611	Manhattan Associates, Inc.*	12,648
1,371	Manugistics Group, Inc.*	2,646
2,600	McAfee Inc.*	81,640
1,487	Mercury Interactive Corp.*	58,543
1,928	Micromuse Inc.*	10,893
161,086	Microsoft Corp.	4,125,412
1,152	NAVTEQ Corp*	50,653
1,315	NetIQ Corp.*	15,057
6,257	Novell, Inc.*	38,043
66,388	Oracle Corp.*	901,549
191	PalmSource, Inc.*	1,490
4,631	Parametric Technology Corp.*	31,954
919	Quest Software, Inc.*	13,096
2,894	Red Hat, Inc.*	44,105
529	Serena Software, Inc.*	10,855
1,493	Sybase, Inc.*	31,771
19,865	Symantec Corp.*	436,435
4,122	TIBCO Software, Inc.*	31,698
696	Transaction Systems Architects, Inc. (Class A)*	18,618
820	Ulticom, Inc.*	10,045
831	Verity, Inc.*	8,368
		7,036,848
	Personnel Services (0.2%)
739	AMN Healthcare Services, Inc.*	12,496
380	CDI Corp.	9,337
485	Gentiva Health Services, Inc.*	9,356
405	Kelly Services, Inc. (Class A)	12,320
732	Korn/Ferry International*	14,567
785	Labor Ready, Inc.*	18,612
1,510	Manpower, Inc.	72,178
1,807	Monster Worldwide, Inc.*	54,879
2,551	MPS Group, Inc.*	30,255
876	Resources Connection Inc.*	26,280

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
2,868	Robert Half International, Inc.	$97,197
1,163	Spherion Corp.*	9,188
		366,665
	Pharmaceuticals: Generic Drugs (0.2%)
1,113	Alpharma Inc. (Class A)	15,628
720	American Pharmaceuticals Partners, Inc.*	32,681
1,282	Andrx Group*	23,781
1,515	Barr Pharmaceuticals Inc.*	71,841
1,026	Impax Laboratories, Inc.*	16,313
3,702	IVAX Corp.*	94,327
4,097	Mylan Laboratories, Inc.	71,124
706	Par Pharmaceutical Cos Inc.*	16,535
1,522	Valeant Pharmaceuticals International	30,029
1,822	Watson Pharmaceuticals, Inc.*	60,855
		433,114
	Pharmaceuticals: Major (5.1%)
25,925	Abbott Laboratories	1,208,883
32,529	Bristol-Myers Squibb Co.	812,574
49,402	Johnson & Johnson	3,159,752
16,097	Lilly (Eli) & Co.	906,583
36,915	Merck & Co., Inc.	1,146,580
125,365	Pfizer, Inc.	3,322,173
24,555	Schering-Plough Corp.	511,235
22,210	Wyeth	1,016,108
		12,083,888
	Pharmaceuticals: Other (0.3%)
2,193	Allergan, Inc.	195,988
713	AtheroGenics, Inc.*	11,871
662	Cell Therapeutics, Inc.*	1,820
767	Columbia Laboratories, Inc.*	2,754
730	Connetics Corp.*	13,658
896	Endo Pharmaceuticals Holdings, Inc.*	25,500
680	First Horizon Pharmaceutical Corp.*	14,470
5,929	Forest Laboratories, Inc.*	236,686
620	Inspire Pharmaceuticals, Inc.*	5,850
330	Inverness Medical Innovations, Inc.*	8,960
4,024	King Pharmaceuticals, Inc.*	44,868
419	Kos Pharmaceuticals, Inc.*	29,959
932	Medicis Pharmaceutical Corp. (Class A)	$31,613
1,732	Perrigo Co.	24,075
554	POZEN Inc.*	4,571
631	Salix Pharmaceuticals, Ltd.*	12,178
1,620	Sepracor, Inc.*	84,807
414	United Therapeutics Corp.*	22,087
		771,715
	Precious Metals (0.2%)
4,027	Coeur D'Alene Mines Corp.*	14,296
3,062	Freeport-McMoRan Copper & Gold, Inc. (Class B)	123,337
2,178	Glamis Gold Ltd. (Canada)*	38,050
1,747	Meridian Gold Inc. (Canada)*	31,166
6,918	Newmont Mining Corp.	259,771
1,752	Stillwater Mining Co.*	14,296
		480,916
	Property – Casualty Insurers (1.7%)
463	21st Century Insurance Group	7,061
715	Alfa Corp.	11,712
88	Alleghany Corp.*	26,940
937	Allmerica Financial Corp.*	36,543
11,214	Allstate Corp. (The)	686,970
753	American Financial Group, Inc.	25,481
681	Arch Capital Group Ltd.*	31,326
1,827	Berkley (W.R.) Corp.	68,385
17	Berkshire Hathaway, Inc. (Class A)*	1,419,500
3,222	Chubb Corp. (The)	286,178
2,599	Cincinnati Financial Corp.	107,131
539	Commerce Group, Inc. (The)	33,607
560	Erie Indemnity Co. (Class A)	30,430
617	Harleysville Group, Inc.	13,605
400	Infinity Property & Casualty Corp.	14,176
502	Mercury General Corp.	28,970
344	Midland Co. (The)	13,000
226	Odyssey Re Holdings Corp.	5,734
990	Ohio Casualty Corp.	25,295
2,893	Old Republic International Corp.	75,970

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
413	Philadelphia Consolidated Holding Corp.*	$34,287
612	PMA Capital Corp. (Class A)*	5,734
2,961	Progressive Corp. (The)	295,182
489	RLI Corp.	23,276
661	Selective Insurance Group, Inc.	32,911
11,133	St. Paul Travelers Companies, Inc. (The)	490,075
200	State Auto Financial Corp.	6,290
463	Transatlantic Holdings, Inc.	27,405
141	White Mountains Insurance Group, Ltd. (Bermuda)	90,099
		3,953,273
	Publishing: Books/Magazines (0.1%)
747	John Wiley & Sons, Inc. (Class A)	32,009
843	Meredith Corp.	41,729
2,780	PRIMEDIA Inc.*	11,843
1,567	Reader's Digest Assoc., Inc. (The) (Class A)	25,448
484	Scholastic Corp.*	17,893
		128,922
	Publishing: Newspapers (0.4%)
1,713	Belo Corp. (Series A)	40,906
752	Dow Jones & Co., Inc.	28,223
4,307	Gannett Co., Inc.	314,239
1,689	Hollinger International, Inc. (Class A)	16,806
724	Journal Register Co.*	13,481
1,357	Knight-Ridder, Inc.	84,894
718	Lee Enterprises, Inc.	30,738
384	McClatchy Co. (The) (Class A)	25,555
381	Media General, Inc. (Class A)	26,099
2,477	New York Times Co. (The) (Class A)	78,075
1,463	Scripps (E.W.) Co. (Class A)	73,925
3,551	Tribune Co.	129,612
131	Washington Post Co. (The) (Class B)	116,433
		978,986
	Pulp & Paper (0.3%)
979	Bowater, Inc.	33,100
3,844	Georgia-Pacific Corp.	131,273
1,110	Glatfelter (P.H.) Co.	$14,153
8,163	International Paper Co.	257,951
997	Longview Fibre Co.	22,313
3,442	MeadWestvaco Corp.	100,575
271	Neenah Paper Inc.	8,929
560	Potlatch Corp.	32,368
288	Schweitzer-Mauduit International, Inc.	7,531
1,156	Wausau-Mosinee Paper Corp.	14,542
		622,735
	Railroads (0.5%)
6,377	Burlington Northern Santa Fe Corp.	345,952
3,624	CSX Corp.	165,037
410	Florida East Coast Industries, Inc.	19,270
1,082	Kansas City Southern Industries, Inc.*	24,410
6,754	Norfolk Southern Corp.	251,316
622	RailAmerica, Inc.*	7,321
4,404	Union Pacific Corp.	309,645
		1,122,951
	Real Estate Development (0.1%)
489	CB Richard Ellis Group, Inc. (Class A)*	22,514
1,110	Forest City Enterprise, Inc. (Class A)	39,949
420	Getty Realty Corp.	12,613
614	Jones Lang LaSalle, Inc.*	30,239
1,271	St. Joe Co. (The)	103,447
283	Tejon Ranch Co.*	17,368
716	Trammell Crow Co.*	18,086
492	W.P. Carey & Co., LLC	14,406
		258,622
	Real Estate Investment Trusts (2.2%)
532	Acadia Realty Trust	10,108
98	Alexander's, Inc.*	27,342
373	Alexandria Real Estate Equities, Inc.	30,008
1,456	AMB Property Corp.	66,961
1,680	American Financial Reality Trust	24,192

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
372	Amli Residential Properties Trust	$12,012
1,757	Annaly Mortgage Management Inc.	28,024
1,387	Anthracite Capital, Inc.	16,575
657	Anworth Mortgage Asset Corp.	6,176
1,668	Apartment Investment & Management Co. (Class A)	73,392
3,371	Archstone-Smith Trust	143,267
1,154	Arden Realty, Inc.	46,079
1,268	Avalonbay Communities, Inc.	111,026
323	Bedford Property Investors, Inc.	7,380
1,897	Boston Properties, Inc.	144,456
743	BPP Liquidating Trust	201
905	Brandywine Realty Trust	29,322
883	BRE Properties, Inc. (Class A)	39,647
768	Camden Property Trust	42,455
763	Capital Automotive REIT	29,963
905	CarrAmerica Realty Corp.	35,150
1,547	Catellus Development Corp.	55,785
1,028	CBL & Associates Properties, Inc.	47,165
896	CenterPoint Properties Corp.	39,298
656	Colonial Properties Trust	31,108
895	Commercial Net Lease Realty	18,571
574	Corporate Office Properties Trust	19,327
947	Cousins Properties, Inc.	30,872
1,751	Crescent Real Estate Equities Co.	34,180
416	CRT Properties Inc.	11,490
1,674	Developers Diversified Realty Corp.	81,474
2,379	Duke Realty Corp.	80,791
358	EastGroup Properties, Inc.	15,537
393	Entertainment Properties Trust	17,901
828	Equity Inns, Inc.	11,120
437	Equity Lifestyle Properties, Inc.	19,259
6,861	Equity Office Properties Trust	243,222
649	Equity One, Inc.	15,446
4,727	Equity Residential	190,971
377	Essex Property Trust, Inc.	$34,631
953	Federal Realty Investment Trust	62,240
1,152	FelCor Lodging Trust, Inc.*	17,914
743	First Industrial Realty Trust, Inc.	30,671
2,376	Friedman, Billings, Ramsey Group, Inc.	33,407
538	Gables Residential Trust	23,365
3,718	General Growth Properties, Inc.	170,954
856	Glenborough Realty Trust Inc.	17,942
862	Glimcher Realty Trust	24,869
2,209	Health Care Property Investors, Inc.	61,543
827	Health Care REIT, Inc.	32,336
835	Healthcare Realty Trust, Inc.	34,118
459	Heritage Property Investment Trust	17,075
893	Highwoods Properties, Inc.	28,263
565	Home Properties of New York, Inc.	25,866
1,100	Hospitality Properties Trust	48,840
5,495	Host Marriott Corp.	102,482
3,326	HRPT Properties Trust	42,872
1,135	Impac Mortgage Holdings, Inc.	19,976
722	Investors Real Estate Trust	7,267
1,851	iStar Financial Inc.	79,204
559	Kilroy Realty Corp.	29,124
1,666	Kimco Realty Corp.	109,390
686	Lexington Corporate Properties Trust	16,450
1,410	Liberty Property Trust	63,281
933	Macerich Co. (The)	65,515
1,066	Mack-Cali Realty Corp.	51,072
833	Maguire Properties, Inc.	24,948
1,189	MeriStar Hospitality Corp.*	10,606
381	Mid-America Apartment Communities, Inc.	18,345
933	Mills Corp.	60,701
522	National Health Investors, Inc.	16,062
1,148	Nationwide Health Properties, Inc.	28,792
832	New Century Financial Corp.	43,580

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
1,702	New Plan Excel Realty Trust	$46,601
496	Novastar Financial, Inc.	20,103
712	Pan Pacific Retail Properties, Inc.	49,491
202	Parkway Properties, Inc.	10,817
680	Pennsylvania Real Estate Investment Trust	33,259
3,101	Plum Creek Timber Co., Inc.	117,373
687	Post Properties, Inc.	27,418
696	Prentiss Properties Trust	28,167
3,103	ProLogis	141,373
417	PS Business Parks, Inc. (Class A)	19,361
1,571	Public Storage, Inc.	104,864
486	RAIT Investment Trust	15,401
874	Rayonier Inc.	49,853
1,368	Realty Income Corp.	34,186
1,321	Reckson Associates Realty Corp.	46,394
507	Redwood Trust, Inc.	27,530
1,072	Regency Centers Corp.	66,142
307	Saul Centers, Inc.	11,605
1,240	Senior Housing Properties Trust	24,453
810	Shurgard Storage Centers, Inc. (Class A)	37,989
3,729	Simon Property Group, Inc.	297,350
668	SL Green Realty Corp.	46,560
261	Sovran Self Storage, Inc.	12,609
359	Sun Communities, Inc.	12,511
404	Tanger Factory Outlet Centers, Inc.	11,635
871	Taubman Centers, Inc.	30,955
1,397	Thornburg Mortgage Asset Corp.	41,463
320	Town & Country Trust	9,293
1,630	Trizec Properties, Inc.	35,811
2,206	United Dominion Realty Trust, Inc.	56,143
1,401	Ventas, Inc.	45,238
1,960	Vornado Realty Trust	173,734
910	Washington Real Estate Investment Trust	29,257
1,400	Weingarten Realty Investors	54,992
		5,110,885
	Recreational Products (0.4%)
349	Action Performance Companies, Inc.	$2,984
3,251	Activision, Inc.*	66,125
426	Arctic Cat, Inc.	9,295
2,358	Atari, inc.*	6,296
1,684	Brunswick Corp.	78,407
1,831	Callaway Golf Co.	27,447
5,043	Electronic Arts, Inc.*	290,477
2,637	Hasbro, Inc.	57,856
529	K2 Inc.*	7,036
594	Leapfrog Enterprises, Inc. (Class A)*	7,407
1,372	Marvel Enterprises, Inc.*	26,603
6,987	Mattel, Inc.	130,308
567	Monaco Coach Corp.	9,923
764	Polaris Industries Inc.	42,249
1,174	Scientific Games Corp. (Class A)*	32,144
1,186	Take-Two Interactive Software, Inc.*	29,187
696	Thor Industries, Inc.	24,917
834	THQ, Inc.*	29,173
792	Winnebago Industries, Inc.	30,563
584	WMS Industries, Inc.*	19,033
		927,430
	Regional Banks (2.1%)
412	1st Source Corp.	10,382
306	Alabama National BanCorporation	21,221
450	Amcore Financial, Inc.	14,238
1,470	Amergy Bancorporation, Inc.	33,487
5,968	AmSouth Bancorporation	166,567
2,011	Associated Banc-Corp.	68,495
152	BancFirst Corp.	12,964
1,199	BancorpSouth, Inc.	27,913
926	Bank of Hawaii Corp.	47,550
376	BOK Financial Corp.	18,304
444	Boston Private Financial Holdings, Inc.	12,721
322	Capital City Bank Group, Inc.	11,962
712	Cathay Bancorp, Inc.	25,304
313	Central Pacific Financial Corp.	11,424
507	Chemical Financial Corp.	16,934

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
1,067	Chittenden Corp.	$31,252
660	Citizens Banking Corp.	20,896
325	City Holding Co.	12,464
820	City National Corp.	59,917
2,411	Colonial BancGroup, Inc. (The)	56,104
2,677	Commerce Bancorp, Inc.	90,831
1,202	Commerce Bancshares, Inc.	64,680
506	Community Bank System, Inc.	12,169
2,045	Compass Bancshares, Inc.	98,589
273	Corus Bankshares, Inc.	17,128
908	Cullen/Frost Bankers, Inc.	45,491
860	CVB Financial Corp.	18,481
886	East West Bancorp, Inc.	30,567
902	F.N.B Corp.	17,815
7,832	Fifth Third Bancorp	337,559
1,550	First Bancorp (Puerto Rico)	38,006
627	First Charter Corp.	15,518
94	First Citizens BancShares, Inc. (Class A)	15,792
1,523	First Commonwealth Financial Corp.	21,246
309	First Community Bancorp	15,833
803	First Financial Bancorp	14,486
402	First Financial Bankshares, Inc.	14,424
264	First Financial Corp.	8,184
2,056	First Horizon National Corp.	83,864
361	First Merchants Corp.	9,855
774	First Midwest Bancorp, Inc.	28,886
426	First Republic Bank	16,137
1,304	FirstMerit Corp.	36,890
1,013	Flagstar Bancorp	18,670
845	Frontier Financial Corp.	24,978
2,636	Fulton Financial Corp.	47,606
588	Glacier Bancorp, Inc.	16,793
760	Gold Banc Corp., Inc.	11,552
1,019	Greater Bay Bancorp	26,728
594	Hancock Holding Co.	22,317
488	Harleysville National Corp.	10,956
2,618	Hibernia Corp. (Class A)	88,541
792	Hudson United Bancorp	33,185
285	Independent Bank Corp.- Massachusetts	8,653
683	International Bancshares Corp.	$20,647
661	Irwin Financial Corp.	14,575
1,360	M&T Bank Corp.	147,574
369	Main Street Banks, Inc.	10,306
3,242	Marshall & Ilsley Corp.	148,873
1,427	Mercantile Bankshares Corp.	79,398
457	Mid-State Bancshares	14,112
348	Midwest Banc Holdings, Inc.	7,165
541	National Penn Bancshares, Inc.	14,726
894	NBT Bancorp, Inc.	22,234
7,363	North Fork Bancorporation, Inc.	201,673
3,282	Northern Trust Corp.	166,726
1,363	Old National Bancorp	29,645
416	Oriental Financial Group, Inc.	6,635
719	Pacific Capital Bancorp	24,604
280	Park National Corp.	31,870
370	Prosperity Bancshares, Inc.	11,396
787	Provident Bankshares Corp.	26,758
528	R&G Financial Corp. (Class B) (Puerto Rico)	8,342
1,724	Republic Bancorp Inc.	25,515
518	S & T Bancorp, Inc.	20,601
283	Sandy Spring Bancorp, Inc.	9,772
94	Santander BanCorp. (Puerto Rico)	2,627
1,763	Sky Financial Group, Inc.	50,210
1,143	South Financial Group, Inc. (The)	33,101
349	Sterling Bancorp	7,853
863	Sterling Bancshares, Inc.	13,558
516	Sterling Financial Corp.	11,494
215	Suffolk Bancorp	7,177
776	Susquehanna Bancshares, Inc.	20,812
643	SVB Financial Group*	33,012
4,353	Synovus Financial Corp.	128,718
2,137	TCF Financial Corp.	58,703
1,033	Texas Regional Bancshares, Inc. (Class A)	30,639
1,283	Trustco Bank Corp. of New York	17,102
1,133	Trustmark Corp.	32,381

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
31,082	U.S. Bancorp	$934,325
1,595	UCBH Holdings, Inc.	29,141
270	UMB Financial Corp.	17,348
704	Umpqua Holdings Corp.	17,551
736	United Bankshares, Inc.	27,828
625	United Community Banks, Inc.	17,781
422	Unizan Financial Corp.	11,569
1,824	Valley National Bancorp	42,955
391	WesBanco, Inc.	12,078
559	Westamerica Bancorporation	30,605
1,078	Whitney Holding Corp.	35,703
1,169	Wilmington Trust Corp.	43,849
364	Wintrust Financial Corp.	19,521
1,580	Zions Bancorporation	112,938
		4,886,235
	Restaurants (0.9%)
1,350	Applebee's International, Inc.	35,788
942	Bob Evans Farms, Inc.	23,889
1,555	Brinker International, Inc.*	63,599
858	CBRL Group, Inc.	33,608
655	CEC Entertainment, Inc.*	25,093
1,370	Cheesecake Factory, Inc. (The)*	48,991
1,124	CKE Restaurants, Inc.	14,567
2,491	Darden Restaurants, Inc.	86,438
419	IHOP Corp.	18,402
703	Jack in the Box Inc.*	26,749
1,124	Krispy Kreme Doughnuts, Inc.*	8,104
558	Landry's Restaurants, Inc.	17,382
405	Lone Star Steakhouse & Saloon, Inc.	12,174
20,928	McDonald's Corp.	652,326
1,298	Outback Steakhouse, Inc.	60,461
570	P.F. Chang's China Bistro, Inc.*	32,484
504	Panera Bread Co. (Class A)*	29,358
350	Papa John's International, Inc.*	15,085
798	RARE Hospitality International, Inc.*	24,866
297	Red Robin Gourmet Burgers Inc.*	17,832
1,105	Ruby Tuesday, Inc.	27,647
1,231	Ryan's Restaurant Group Inc.*	$16,040
1,041	Sonic Corp.*	31,553
6,729	Starbucks Corp.*	353,609
528	The Steak n Shake Co.*	11,431
545	Triarc Companies, Inc. (Class B)	8,562
1,911	Wendy's International, Inc.	98,799
4,942	Yum! Brands, Inc.	258,714
		2,053,551
	Savings Banks (0.8%)
728	Anchor Bancorp Wisconsin, Inc.	23,252
1,689	Astoria Financial Corp.	47,191
1,335	Bank Mutual Corp.	14,772
1,164	BankAtlantic Bancorp, Inc. (Class A)	20,882
578	BankUnited Financial Corp.	15,259
1,492	Brookline Bancorp, Inc.	23,887
376	Capitol Federal Financial	13,536
70	Charter Financial Corp.	2,450
987	Commercial Federal Corp.	33,459
828	Dime Community Bancshares	13,430
400	Downey Financial Corp.	30,976
439	Fidelity Bankshares, Inc.	13,758
1,577	First Niagara Financial Group, Inc.	23,229
446	Firstfed Financial Corp.*	27,866
5,166	Golden West Financial Corp.	336,410
513	Harbor Florida Bancshares, Inc.	19,689
7,275	Hudson City Bancorp, Inc.	86,063
1,161	Independence Community Bank Corp.	42,969
480	MAF Bancorp, Inc.	21,173
470	MB Financial, Inc.	19,552
984	Net.B@nk, Inc.	9,181
4,063	New York Community Bancorp, Inc.	74,597
2,040	Newalliance Bancshares Inc.	29,478
221	Northwest Bancorp, Inc.	4,728
989	People's Bank	30,975
484	PFF Bancorp, Inc.	14,975
589	Provident Financial Services, Inc.	10,402

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
6,239	Sovereign Bancorp, Inc.	$149,674
317	Sterling Financial Corp.	12,373
3,136	W. Holding Co., Inc. (Puerto Rico)	33,524
1,526	Washington Federal, Inc.	35,510
14,636	Washington Mutual, Inc.	621,737
944	Webster Financial Corp.	45,501
428	Westcorp	24,803
		1,927,261
	Semiconductors (2.7%)
487	Actel Corp.*	7,539
6,255	Advanced Micro Devices, Inc.*	125,600
3,008	Agere Systems Inc.*	33,659
6,272	Altera Corp.*	137,169
584	Amis Holdings, Inc.*	7,452
6,307	Analog Devices, Inc.	247,234
5,948	Applied Micro Circuits Corp.*	17,903
9,135	Atmel Corp.*	21,376
4,502	Broadcom Corp. (Class A)*	192,550
1,650	Cirrus Logic, Inc.*	12,325
9,350	Conexant Systems, Inc.*	17,859
2,086	Cypress Semiconductor Corp.*	29,955
564	DSP Group, Inc.*	14,072
755	ESS Technology, Inc.*	3,058
788	Exar Corp.*	12,549
1,987	Fairchild Semiconductor Corp. (Class A*)	33,501
6,749	Freescale Semiconductor Inc. (Class B)*	173,787
617	Genesis Microchip, Inc.*	15,326
1,398	Integrated Circuit Systems, Inc.*	30,588
2,031	Integrated Device Technology, Inc.*	23,478
546	Integrated Silicon Solution, Inc.*	4,709
105,256	Intel Corp.	2,856,648
1,173	International Rectifier Corp.*	55,190
2,506	Intersil Corp. (Class A)	48,541
3,152	Lattice Semiconductor Corp.*	16,233
5,181	Linear Technology Corp.	201,334
6,455	LSI Logic Corp.*	63,001
5,501	Maxim Integrated Products, Inc.	$230,327
1,255	Micrel, Inc.*	15,173
3,473	Microchip Technology Inc.	107,906
10,195	Micron Technology, Inc.*	121,117
1,132	Microsemi Corp.*	24,168
2,122	Mindspeed Technologies Inc.*	3,034
5,890	National Semiconductor Corp.	145,542
2,666	NVIDIA Corp.*	72,142
1,766	ON Semiconductor Corp.*	10,155
871	Pixelworks, Inc.*	6,715
840	Power Integrations, Inc.*	19,404
1,897	Rambus Inc.*	24,927
3,599	RF Micro Devices, Inc.*	21,918
1,430	Semtech Corp.*	26,255
655	Sigmatel Corp.*	13,120
1,378	Silicon Image, Inc.*	16,288
964	Silicon Laboratories Inc.*	28,216
1,853	Silicon Storage Technology, Inc.*	8,746
3,371	Skyworks Solutions, Inc.*	24,709
328	Standard Microsystems Corp.*	8,351
28,349	Texas Instruments Inc.	900,364
2,740	Transmeta Corp.*	2,329
4,484	TriQuint Semiconductor, Inc.*	16,860
5,650	Vitesse Semiconductor Corp.*	12,543
5,856	Xilinx, Inc.	166,018
793	Zoran Corp.*	11,419
		6,440,382
	Services to the Health Industry (0.5%)
912	Accredo Health, Inc.*	41,286
262	Advisory Board Co. (The)*	13,671
621	Albany Molecular Research, Inc.*	9,638
497	Cerner Corp.*	37,484
1,141	Covance, Inc.*	56,537
789	Dendrite International, Inc.*	13,650
890	Eclipsys Corp.*	15,103
964	eResearch Technology, inc.*	14,508
2,116	Express Scripts, Inc.*	110,667
574	IDX Systems Corp.*	18,368

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
3,946	IMS Health Inc.	$107,450
2,278	Laboratory Corp. of America Holdings*	115,426
4,610	Medco Health Solutions Inc.*	223,308
681	NDC Health Corp.	12,204
825	Odyssey Healthcare, Inc.*	12,119
1,756	Omnicare, Inc.	80,952
501	PAREXEL International Corp.*	9,955
593	Per-Se Technologies, Inc.*	13,681
899	Pharmaceutical Product Development, Inc.*	51,450
2,650	Quest Diagnostics Inc.	136,051
804	Stericycle, Inc.*	46,728
1,874	Verso Technologies, Inc.*	656
306	VistaCare, Inc. (Class A)*	6,402
5,195	WebMD Corp.*	55,119
		1,202,413
	Specialty Insurance (0.4%)
1,830	Ambac Financial Group, Inc.	131,467
1,757	Assurant, Inc.	64,921
839	CNA Surety Corp.*	12,166
2,593	Fidelity National Financial, Inc.	102,164
1,380	First American Financial Corp.	60,651
318	LandAmerica Financial Group, Inc.	19,932
165	Markel Corp.*	55,440
2,284	MBIA Inc.	138,730
1,610	MGIC Investment Corp.	110,414
1,561	PMI Group, Inc. (The)	63,923
482	Proassurance Corp.*	20,707
1,434	Radian Group, Inc.	73,966
349	Stewart Information Services Corp.	16,424
279	Triad Guaranty, Inc.*	13,389
		884,294
	Specialty Stores (0.8%)
376	Ac Moore Arts & Crafts, Inc.*	10,802
1,304	Advance Auto Parts, Inc.*	89,924
633	Asbury Automotive Group Inc.*	10,755
3,246	AutoNation, Inc.*	70,081
1,136	AutoZone, Inc.*	110,692
1,010	Barnes & Noble, Inc.*	$41,430
5,077	Bed Bath & Beyond Inc.*	233,034
685	Bombay Co., Inc. (The)*	3,425
1,215	Borders Group, Inc.	30,144
1,731	CarMax Inc.*	50,580
1,364	Claire's Stores, Inc.	34,659
445	Cost Plus, Inc.*	10,026
1,037	CSK Auto Corp.*	19,402
622	Dick's Sporting Goods, Inc.*	24,706
472	GameStop Corp.*	16,213
495	Group 1 Automotive, Inc.*	14,375
530	Guitar Center, Inc.*	34,235
428	Haverty Furniture Companies, Inc.	5,722
450	Hibbett Sporting Goods, Inc.*	18,014
450	Jo-Ann Stores, Inc.*	12,384
960	Linens 'N Things, Inc.*	25,200
2,288	Michaels Stores, Inc.	93,808
5,271	Office Depot, Inc.*	149,591
1,137	OfficeMax Inc.	33,769
1,942	O'Reilly Automotive, Inc.*	62,649
1,052	Pep Boys-Manny Moe & Jack	14,297
283	PETCO Animal Supplies, Inc.*	7,887
2,424	PETsMART, Inc.	72,114
1,723	Pier 1 Imports, Inc.	24,501
780	Regis Corp.	32,573
1,237	Rent-A-Center, Inc.*	26,088
295	Sharper Image Corp.*	4,260
673	Sonic Automotive, Inc.	15,681
12,366	Staples, Inc.	281,574
2,455	Tiffany & Co.	83,544
678	Tractor Supply Co.*	38,117
457	Tuesday Morning Corp.	16,137
347	United Auto Group, Inc.	12,266
388	West Marine, Inc.*	7,783
1,551	Williams-Sonoma, Inc.*	68,492
935	Zale Corp.*	31,790
		1,942,724
	Specialty Telecommunications (0.3%)
3,878	American Tower Corp. (Class A)*	89,116
790	Broadwing Corporation*	3,950
2,141	CenturyTel, Inc.	73,586
5,511	Citizens Communications Co.	72,415

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
364	Commonwealth Telephone Enterprises, Inc.	$15,579
4,403	Covad Communications Group, Inc. (c)*	5,944
3,797	Crown Castle International Corp.*	82,623
1,093	General Communication, Inc. (Class A)*	11,236
490	IDT Corp.*	6,355
1,236	NTL, Inc.*	82,355
1,056	Premiere Global Services Inc*	10,792
25,056	Qwest Communications International, Inc.*	95,714
409	SpectraSite, Inc.*	33,415
284	SureWest Communications	7,628
957	Time Warner Telecom Inc. (Class A)*	6,498
379	West Corp.*	15,156
		612,362
	Steel (0.2%)
2,110	AK Steel Holding Corp.*	19,454
1,368	Allegheny Technologies Inc.	39,768
436	Carpenter Technology Corp.	27,311
382	Cleveland-Cliffs, Inc.	27,775
2,430	Nucor Corp.	134,744
471	Quanex Corp.	28,731
504	Reliance Steel & Aluminum Co.	23,547
319	Schnitzer Steel Industries, Inc.	9,123
844	Steel Dynamics, Inc.	27,143
1,900	United States Steel Corp.	81,035
1,668	Worthington Industries, Inc.	29,490
		448,121
	Telecommunication Equipment (1.4%)
1,928	ADC Telecommunications, Inc.*	50,398
833	ADTRAN, Inc.	22,291
2,486	Andrew Corp.*	27,321
1,462	Arris Group, Inc.*	16,140
1,030	At Road, Inc.*	3,347
2,492	Avanex Corp.*	2,392
708	C-COR.net Corp.*	$5,898
9,454	CIENA Corp.*	21,177
1,022	CommScope, Inc.*	17,262
408	Comtech Telecommunications Corp.*	14,423
3,087	Comverse Technology, Inc.*	78,070
23,687	Corning, Inc.*	451,237
605	Ditech Communications Corp.*	4,894
1,180	Harmonic, Inc.*	6,289
2,224	Harris Corp.	82,444
1,201	InterDigital Communications Corp.*	21,558
488	Inter-Tel, Inc.	12,151
668	Intervoice, Inc.*	5,845
71,738	Lucent Technologies Inc.*	210,192
40,792	Motorola, Inc.	863,975
3,099	Oplink Communications, Inc.*	5,299
853	Plantronics, Inc.	29,138
1,752	Polycom, Inc.*	29,031
1,231	Powerwave Technologies, Inc.*	14,120
27,397	QUALCOMM Inc.	1,081,908
512	REMEC Inc.*	3,164
4,721	Sonus Networks, Inc.*	22,850
357	SpectraLink Corp.	3,929
1,620	Stratex Network, Inc.*	3,532
3,373	Sycamore Networks, Inc.*	12,008
1,427	Tekelec*	23,702
7,051	Tellabs, Inc.*	68,536
1,454	Terayon Communication Systems, Inc.*	4,566
923	Trimble Navigation Ltd.*	35,960
512	ViaSat, Inc.*	11,438
961	Westell Technologies, Inc. (Class A)*	3,940
		3,270,425
	Textiles (0.0%)
539	Albany International Corp. (Class A)	18,884
	Tobacco (1.1%)
34,168	Altria Group, Inc.	2,287,889
637	Loews Corp.- Carolina Group	24,798
1,515	Reynolds American, Inc.	126,215
461	Universal Corp.	21,990

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
2,787	UST, Inc.	$128,258
342	Vector Group Ltd.	6,638
		2,595,788
	Tools/Hardware (0.1%)
1,412	Black & Decker Corp.	127,518
928	Briggs & Stratton Corp.	34,679
923	Snap-On, Inc.	33,856
1,439	Stanley Works (The)	70,410
720	Toro Co. (The)	28,973
		295,436
	Trucking (0.1%)
580	Arkansas Best Corp.	19,894
818	Heartland Express, Inc.	17,023
2,094	Hunt (J.B.) Transport Services, Inc.	41,105
704	Knight Transportation, Inc.	16,650
1,092	Landstar System, Inc.*	36,385
471	Old Dominion Freight Line, Inc.*	15,600
543	Overnite Corp.	23,409
945	Swift Transportation Co., Inc.*	20,781
977	Werner Enterprises, Inc.	18,534
800	Yellow Roadway Corp.*	42,328
		251,709
	Trucks/Construction/Farm Machinery (0.7%)
1,496	AGCO Corp.*	30,952
11,361	Caterpillar Inc.	612,471
715	Cummins Inc.	61,090
4,159	Deere & Co.	305,811
919	Federal Signal Corp.	16,083
840	JLG Industries, Inc.	26,326
1,254	Joy Global Inc.	51,502
710	Manitowoc Co., Inc.	32,412
128	NACCO Industries, Inc. (Class A)	14,797
1,116	Navistar International Corp.*	38,111
603	OshKosh Truck Corp.	51,134
2,938	PACCAR, Inc.	212,182
558	Stewart & Stevenson Services, Inc.	12,918
870	Terex Corp.*	42,125
899	Trinity Industries, Inc.	33,308
504	Wabash National Corp.	$10,841
848	Wabtec Corp.	20,717
		1,572,780
	Water Utilities (0.0%)
1,673	Aqua America Inc.	53,653
331	California Water Service Group	13,736
		67,389
	Wholesale Distributors (0.2%)
555	Applied Industries Technologies, Inc.	19,830
2,952	Genuine Parts Co.	135,172
1,434	Grainger (W.W.), Inc.	89,367
485	Handleman Co.	8,594
1,024	Hughes Supply, Inc.	29,102
331	Imagistics International Inc.*	9,970
794	MSC Industrial Direct Co., Inc. (Class A)	30,720
366	School Specialty, Inc.*	17,176
953	SCP Pool Corp.	34,727
553	United Stationers, Inc.*	28,673
329	WESCO International, Inc.*	11,206
		414,537
	Wireless Telecommunications (0.4%)
1,397	Alamosa Holdings, Inc.*	22,436
472	Centennial Communications Corp. (Class A)*	6,632
2,170	Dobson Communications Corp. (Class A)*	15,299
18,615	Nextel Communications, Inc. (Class A)*	647,802
705	Nextel Partners, Inc. (Class A)*	17,555
548	NII Holdings, Inc. (Class B)*	40,793
1,110	Price Communications Corp.*	19,569
1,186	Suncom Wireless Holdings Inc. (Class A)*	3,060
1,362	Telephone & Data Systems, Inc.	54,276
917	Telephone & Data Systems, Inc. (Special Shares)	35,029

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2005 continued

NUMBER OF SHARES		VALUE
301	United States Cellular Corp.*	$15,697
1,274	Western Wireless Corp. (Class A)*	56,910
		935,058
	Total Common Stocks (Cost $198,720,900)	231,484,687
	Convertible Preferred Stock (0.0%)
	Real Estate Investment Trusts
253	Simon Property Group, Inc. (Cost $13,548)	16,832
	Warrants (0.0%)
	Aerospace & Defense (0.0%)
452	TIMCO Aviation Services, Inc* (a) (expire 12/31/07)	0
	Internet Retail
488	IAC Interactive Corp.* (expire 02/04/09)	13,396
	Total Warrants (Cost $4,569)	13,396

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (2.3%)
	Repurchase Agreement
$5,521	Joint repurchase agreement account 3.29% due 08/01/05 (dated 07/29/05; proceeds $5,522,514) (b) (Cost $5,521,000)	$5,521,000

Total Investments (Cost $204,260,017) (c)(d)	100.0%	237,035,915
Liabilities in Excess of Other Assets	(0.0)	(35,197)
Net Assets	100.0%	$237,000,718

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is segregated in connection with open futures contracts in the amount of $4,140,000.
(a)	Securities with total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $4,988,799 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $204,084,379. The aggregate gross unrealized appreciation is $71,569,948 and the aggregate gross unrealized depreciation is $38,618,412, resulting in net unrealized appreciation of $32,951,536.

Futures Contracts Open at July 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
35	Long	Russell 2000 E Mini Index September 2005	$2,387,525	$185,537
25	Long	S&P 500 E Mini Index September 2005	1,546,000	15,875
5	Long	S&P 500 Index September 2005	1,546,000	37,139
		Total unrealized appreciation		$238,551

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Summary of Investments July 31, 2005

SECTOR	VALUE		PERCENT OF NET ASSETS
Finance	$48,160,100		20.3%
Electronic Technology	23,480,664		9.9
Health Technology	23,468,915		9.9
Energy Minerals	16,475,308		7.0
Consumer Non-Durables	15,203,303		6.4
Producer Manufacturing	14,838,839		6.3
Technology Services	14,595,675		6.1
Consumer Services	14,166,155		6.0
Retail Trade	14,153,152		6.0
Utilities	8,254,062		3.5
Communications	6,621,143		2.8
Health Services	5,776,518		2.4
Industrial Services	5,589,916		2.4
Repurchase Agreement	5,521,000		2.3
Process Industries	5,471,841		2.3
Consumer Durables	4,587,064		1.9
Transportation	3,364,573		1.4
Commercial Services	2,776,022		1.2
Non-Energy Minerals	2,325,824		1.0
Distribution Services	2,163,326		0.9
Miscellaneous	42,515		0.0
	$237,035,915	*	100.0%

*	Does not include outstanding long futures contracts with an underlying face amount of $5,479,525 with total unrealized appreciation of $238,551.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2005

Assets:
Investments in securities, at value (cost $204,260,017)	$237,035,915
Receivable for:
Dividends	253,831
Shares of beneficial interest sold	128,990
Interest	1,514
Foreign withholding taxes reclaimed	219
Prepaid expenses and other assets	38,433
Receivable from affiliate	25,111
Total Assets	237,484,013
Liabilities:
Payable for:
Shares of beneficial interest redeemed	207,990
Distribution fee	161,798
Investments purchased	513
Variation margin	34,075
Accrued expenses and other payables	78,919
Total Liabilities	483,295
Net Assets	$237,000,718
Composition of Net Assets:
Paid-in-capital	$263,659,294
Net unrealized appreciation	33,014,449
Accumulated undistributed net investment income	773,340
Accumulated net realized loss	(60,446,365)
Net Assets	$237,000,718
Class A Shares:
Net Assets	$26,672,734
Shares Outstanding (unlimited authorized, $.01 par value)	2,484,503
Net Asset Value Per Share	$10.74
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.33
Class B Shares:
Net Assets	$153,897,090
Shares Outstanding ( unlimited authorized, $.01 par value )	14,737,570
Net Asset Value Per Share	$10.44
Class C Shares:
Net Assets	$30,513,105
Shares Outstanding (unlimited authorized, $.01 par value)	2,922,320
Net Asset Value Per Share	$10.44
Class D Shares:
Net Assets	$25,917,789
Shares Outstanding (unlimited authorized, $.01 par value)	2,393,563
Net Asset Value Per Share	$10.83

Statement of Operations

For the year ended July 31, 2005

Net Investment Income:
Income
Dividends (net of $475 foreign withholding tax)	$4,701,317
Interest	119,799
Total Income	4,821,116
Expenses
Distribution fee (Class A shares)	40,945
Distribution fee (Class B shares)	1,728,572
Distribution fee (Class C shares)	292,426
Transfer agent fees and expenses	367,907
Professional fees	344,489
Investment advisory fee	341,273
Administration fee	145,592
Shareholder reports and notices	120,210
Registration fees	54,398
Custodian fees	38,220
Trustees' fees and expenses	2,990
Other	18,538
Total Expenses	3,495,560
Less: amounts waived/reimbursed	(459,886)
Net Expenses	3,035,674
Net Investment Income	1,785,442
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	2,871,592
Futures contracts	487,625
Capital gain distribution received	112
Net Realized Gain	3,359,329
Net Change in Unrealized Appreciation/Depreciation on:
Investments	30,091,465
Futures contracts	473,141
Net Appreciation	30,564,606
Net Gain	33,923,935
Net Increase	$35,709,377

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2005	FOR THE YEAR ENDED JULY 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,785,442	$659,551
Net realized gain	3,359,329	232,261
Net change in unrealized appreciation	30,564,606	27,381,456
Net Increase	35,709,377	28,273,268
Dividends to Shareholders from Net Investment Income:
Class A shares	(144,845)	(96,917)
Class B shares	(690,071)	(377,254)
Class C shares	(125,529)	(74,261)
Class D shares	(339,565)	(191,598)
Total Dividends	(1,300,010)	(740,030)
Net decrease from transactions in shares of beneficial interest	(42,794,685)	(14,774,118)
Net Increase (Decrease)	(8,385,318)	12,759,120
Net Assets:
Beginning of period	245,386,036	232,626,916
End of Period (Including accumulated undistributed net investment income of $773,340 and $363,494, respectively)	$237,000,718	$245,386,036

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005

1.   Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Dow Jones Wilshire 5000 Composite Index (the "Index"). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005 continued

trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005 continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Effective June 1, 2005, pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

For the period November 1, 2004 to June 1, 2005, the Fund paid the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the Fund's daily net assets.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.20% to the net assets of the Fund determined as of the close of each business day.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. Included in the Statement of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C − up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,586,834 at July 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.98%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $421,397 and $3,514, respectively and received $33,004 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2005 aggregated $12,842,348 and $49,822,792, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $184,273, including a realized gain of $37,259.

Morgan Stanley Trust, an affiliate of Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At July 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $5,000.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005 continued

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2005	FOR THE YEAR ENDED JULY 31, 2004
Ordinary income	$1,300,010	$740,030
As of July 31, 2005, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$551,185
Undistributed long-term gains	—
Net accumulated earnings	551,185
Capital loss carryforward*	(60,161,051)
Temporary differences	(246)
Net unrealized appreciation	32,951,536
Total accumulated losses	$(26,658,576)

*   During the year ended July 31, 2005, the Fund utilized $3,866,479 of its net capital loss carryforward. As of July 31, 2005, the Fund had a net capital loss carryforward of $60,161,051 of which $16,466,437 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,056 will expire on July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, the mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") and partnership investments held by the Fund and permanent book/tax differences primarily attributable to tax adjustments on REITs held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $75,586.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005 continued

6.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2005 continued

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2005		FOR THE YEAR ENDED JULY 31, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	446,059	$4,701,247	355,069	$3,324,259
Conversion from Class B	1,287,631	12,398,688	—	—
Reinvestment of dividends	13,311	137,233	9,755	90,036
Redeemed	(483,614)	(4,852,539)	(689,054)	(6,348,294)
Net increase (decrease) – Class A	1,263,387	12,384,629	(324,230)	(2,933,999)
CLASS B SHARES
Sold	787,822	7,648,409	2,667,480	23,876,285
Conversion to Class A	(1,254,944)	(12,398,688)	—	—
Reinvestment of dividends	61,790	622,226	37,902	341,491
Redeemed	(5,044,948)	(48,868,919)	(5,077,866)	(45,562,441)
Net decrease – Class B	(5,450,280)	(52,996,972)	(2,372,484)	(21,344,665)
CLASS C SHARES
Sold	419,450	4,138,191	1,082,929	9,594,163
Reinvestment of dividends	10,801	108,765	7,001	63,080
Redeemed	(762,933)	(7,432,572)	(728,728)	(6,513,222)
Net increase (decrease) – Class C	(332,682)	(3,185,616)	361,202	3,144,021
CLASS D SHARES
Sold	1,178,414	11,738,141	1,395,726	12,983,730
Reinvestment of dividends	26,843	278,634	17,250	160,258
Redeemed	(1,094,819)	(11,013,501)	(719,586)	(6,783,463)
Net increase – Class D	110,438	1,003,274	693,390	6,360,525
Net decrease in Fund	(4,409,137)	$(42,794,685)	(1,642,122)	$(14,774,118)

Morgan Stanley Total Market Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2005	2004	2003	2002	2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.32	$8.33	$7.52	$9.70	$11.38
Income (loss) from investment operations:
Net investment income‡	0.13	0.08	0.08	0.06	0.06
Net realized and unrealized gain (loss)	1.41	0.98	0.76	(2.24)	(1.74)
Total income (loss) from investment operations	1.54	1.06	0.84	(2.18)	(1.68)
Less dividends from net investment income	(0.12)	(0.07)	(0.03)	—	—
Net asset value, end of period	$10.74	$9.32	$8.33	$7.52	$9.70
Total Return†	16.53%	12.79%	11.23%	(22.47)%	(14.76)%
Ratios to Average Net Assets(1)(2):
Expenses	0.65%	0.72%	0.75%	0.75%	0.71%
Net investment income	1.33%	0.91%	1.01%	0.67%	0.58%
Supplemental Data:
Net assets, end of period, in thousands	$26,673	$11,383	$12,865	$13,410	$16,678
Portfolio turnover rate	5%	3%	4%	4%	7%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2005	0.84%	1.14%
July 31, 2004	0.87	0.76
July 31, 2003	0.94	0.82
July 31, 2002	0.90	0.52
July 31, 2001	0.81	0.48

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2005	2004	2003	2002	2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.07	$8.11	$7.35	$9.56	$11.31
Income (loss) from investment operations:
Net investment income (loss)‡	0.06	0.01	0.02	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.35	0.97	0.75	(2.20)	(1.73)
Total income (loss) from investment operations	1.41	0.98	0.77	(2.21)	(1.75)
Less dividends from net investment income	(0.04)	(0.02)	(0.01)	—	—
Net asset value, end of period	$10.44	$9.07	$8.11	$7.35	$9.56
Total Return†	15.53%	12.05%	10.46%	(23.12)%	(15.47)%
Ratios to Average Net Assets(1)(2):
Expenses	1.40%	1.47%	1.50%	1.50%	1.50%
Net investment income (loss)	0.58%	0.16%	0.26%	(0.08)%	(0.21)%
Supplemental Data:
Net assets, end of period, in thousands	$153,897	$183,031	$182,932	$191,843	$290,758
Portfolio turnover rate	5%	3%	4%	4%	7%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income (loss) ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2005	1.59%	0.39%
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07
July 31, 2002	1.65	(0.23)
July 31, 2001	1.60	(0.31)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2005	2004	2003	2002	2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.07	$8.11	$7.36	$9.56	$11.31
Income (loss) from investment operations:
Net investment income (loss)‡	0.06	0.01	0.02	0.00	(0.02)
Net realized and unrealized gain (loss)	1.35	0.97	0.74	(2.20)	(1.73)
Total income (loss) from investment operations	1.41	0.98	0.76	(2.20)	(1.75)
Less dividends from net investment income	(0.04)	(0.02)	(0.01)	—	—
Net asset value, end of period	$10.44	$9.07	$8.11	$7.36	$9.56
Total Return†	15.57%	12.13%	10.31%	(23.01)%	(15.47)%
Ratios to Average Net Assets(1)(2):
Expenses	1.38%	1.47%	1.50%	1.42%	1.50%
Net investment income (loss)	0.60%	0.16%	0.26%	0.00%	(0.21)%
Supplemental Data:
Net assets, end of period, in thousands	$30,513	$29,514	$23,483	$24,616	$35,607
Portfolio turnover rate	5%	3%	4%	4%	7%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income (loss) ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2005	1.57%	0.41%
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07
July 31, 2002	1.57	(0.15)
July 31, 2001	1.60	(0.31)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2005	2004	2003	2002	2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.40	$8.40	$7.57	$9.74	$11.41
Income (loss) from investment operations:
Net investment income‡	0.16	0.11	0.09	0.08	0.08
Net realized and unrealized gain (loss)	1.41	0.99	0.78	(2.25)	(1.75)
Total income (loss) from investment operations	1.57	1.10	0.87	(2.17)	(1.67)
Less dividends from net investment income	(0.14)	(0.10)	(0.04)	—	—
Net asset value, end of period	$10.83	$9.40	$8.40	$7.57	$9.74
Total Return†	16.75%	13.11%	11.54%	(22.28)%	(14.64)%
Ratios to Average Net Assets(1)(2):
Expenses	0.40%	0.47%	0.50%	0.50%	0.50%
Net investment income	1.58%	1.16%	1.26%	0.92%	0.79%
Supplemental Data:
Net assets, end of period, in thousands	$25,918	$21,458	$13,347	$6,506	$7,329
Portfolio turnover rate	5%	3%	4%	4%	7%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

YEAR ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2005	0.59%	1.39%
July 31, 2004	0.62	1.01
July 31, 2003	0.69	1.07
July 31, 2002	0.65	0.77
July 31, 2001	0.60	0.69

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Total Market Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 16, 2005

Morgan Stanley Total Market Index Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (72) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (lobbying and consulting firm) (2000-2004); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (62) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY 10020	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Adviser and the Administrator; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (66) 1221 Avenue of the Americas New York, NY 10020	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer of Funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Adviser and the Administrator; Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously, President and Director of the Institutional Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (62) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Adviser and Morgan Stanley Investment Management Inc.; Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (50) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Adviser and the Administrator (February 1997-December 2001).
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser, Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Carsten Otto (41) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.
Stefanie V. Chang (38) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and the Administrator (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003); Vice President of the Investment Adviser and the Administrator (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

2005 Federal Tax Notice (unaudited)

During the fiscal year ended July 31, 2005, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended July 31, 2005 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

36085RPT-RA05-00751P-Y07/05	MORGAN STANLEY FUNDS
Morgan Stanley Total Market Index Fund Annual Report July 31, 2005

Item 2.  Code of Ethics

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004
                                                    REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES........................    $ 26,817           N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......    $    540(2)        $ 3,215,745(2)
                        TAX FEES................... $  5,237(3)        $    24,000(4)
                        ALL OTHER FEES...........   $ -                $ -
              TOTAL NON-AUDIT FEES..........        $  5,777           $ 3,239,745

              TOTAL..............................   $ 32,594           $ 3,239,745

           2004
                                                    REGISTRANT         COVERED ENTITIES(1)
              AUDIT FEES........................    $ 25,660           N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....     $    452(2)        $ 3,225,276(2)
                        TAX FEES..................  $  4,889(3)        $   610,053(4)
                        ALL OTHER FEES...........   $ -                $ -  (5)
              TOTAL NON-AUDIT FEES.........         $  5,341           $ 3,835,329

              TOTAL..............................   $ 31,001           $ 3,835,329

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.

              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.

              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       6

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       8

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       9

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                           ADOPTED SEPTEMBER 28, 2004

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment

                                       10

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       11

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       12

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

----------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       15

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       17

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       18

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 20, 2005

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       19

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       20

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 20, 2005
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2005
                                              /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive
Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2005
                                                 /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23